UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

ITEM 1.     SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 2.1%
Limited Brands, Inc.	315	$29,701

Automobile Manufacturers – 1.7%
Ford Motor Co.	1,500	24,210

Broadcasting – 1.9%
CBS Corp., Class B	335	20,311
Discovery Holding Co., Class A(A)	240	7,382

		27,693

Cable & Satellite – 3.3%
Comcast Corp., Class A	350	19,765
Time Warner Cable, Inc.	180	26,978

		46,743

Casinos & Gaming – 0.6%
Las Vegas Sands, Inc.	170	9,357

Consumer Electronics – 1.5%
Harman International Industries, Inc.	165	22,049

Footwear – 0.9%
NIKE, Inc., Class B(B)	135	13,545

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)	205	23,290

Hotels, Resorts & Cruise Lines – 2.9%
Hilton Worldwide Holdings, Inc.(A)	600	17,772
Starwood Hotels & Resorts Worldwide, Inc.	290	24,215

		41,987

Leisure Facilities – 2.1%
Vail Resorts, Inc.	290	29,992

Motorcycle Manufacturers – 1.4%
Harley-Davidson, Inc.	325	19,740

Movies & Entertainment – 3.7%
AMC Entertainment Holdings, Inc., Class A	240	8,517
Twenty-First Century Fox, Inc., Class A	600	20,304
Walt Disney Co. (The)	230	24,125

		52,946

Restaurants – 5.9%
Jack in the Box, Inc.	90	8,633
McDonald’s Corp.	120	11,693
Panera Bread Co., Class A(A)	75	12,000
Shake Shack, Inc., Class A(A)	30	1,501
Starbucks Corp.	325	30,778
YUM! Brands, Inc.	210	16,531
Zoe’s Kitchen, Inc.(A)	90	2,996

		84,132

Total Consumer Discretionary – 29.6%		425,385
Consumer Staples
Brewers – 1.9%
Anheuser-Busch InBev S.A. ADR	220	26,820

Household Products – 1.0%
Procter & Gamble Co. (The)	180	14,749

Hypermarkets & Super Centers – 2.8%
Costco Wholesale Corp.	180	27,269
Wal-Mart Stores, Inc.	165	13,571

		40,840

Packaged Foods & Meats – 3.1%
Freshpet, Inc.(A)	100	1,943
Hain Celestial Group, Inc. (The)(A)	140	8,967
Hershey Foods Corp.	82	8,244
Mead Johnson Nutrition Co.	250	25,133

		44,287

Soft Drinks – 1.3%
Coca-Cola Co. (The)	225	9,124
PepsiCo, Inc.	95	9,084

		18,208

Tobacco – 0.8%
Philip Morris International, Inc.	150	11,300

Total Consumer Staples – 10.9%		156,204
Energy
Integrated Oil & Gas – 0.8%
Exxon Mobil Corp.	140	11,900

Oil & Gas Equipment & Services – 0.4%
Halliburton Co.	125	5,485

Oil & Gas Exploration & Production – 2.0%
Cimarex Energy Co.	50	5,754
ConocoPhillips	120	7,471
Equitable Resources, Inc.	80	6,630
Noble Energy, Inc.	175	8,558

		28,413

Oil & Gas Storage & Transportation – 1.1%
MarkWest Energy Partners L.P.	229	15,137

Total Energy – 4.3%		60,935
Financials
Consumer Finance – 0.5%
American Express Co.	100	7,812

Other Diversified Financial Services – 3.6%
Citigroup, Inc.	505	26,018
JPMorgan Chase & Co.	425	25,746

		51,764

Regional Banks – 2.7%
PNC Financial Services Group, Inc. (The)	190	17,716
Signature Bank(A)	160	20,733

		38,449

Total Financials – 6.8%		98,025
Health Care
Biotechnology – 4.2%
ACADIA Pharmaceuticals, Inc.(A)	140	4,563
Alexion Pharmaceuticals, Inc.(A)	35	6,066
Biogen, Inc.(A)	25	10,556
BioMarin Pharmaceutical, Inc.(A)	65	8,100
Gilead Sciences, Inc.(A)	165	16,191
KYTHERA Biopharmaceuticals, Inc.(A)	286	14,363

		59,839

Health Care Facilities – 1.9%
Acadia Healthcare Co., Inc.(A)	120	8,592
HCA Holdings, Inc.(A)	250	18,807

		27,399

Health Care Supplies – 0.9%
Cardinal Health, Inc.	140	12,638

Health Care Technology – 0.8%
Cerner Corp.(A)	150	10,989

Managed Health Care – 0.7%
Humana, Inc.(B)	60	10,681

Pharmaceuticals – 13.5%
Actavis plc(A)(B)	123	36,607
Aratana Therapeutics, Inc.(A)	205	3,282
Bristol-Myers Squibb Co.	235	15,157
Endo Pharmaceuticals Holdings, Inc.(A)	150	13,455
Jazz Pharmaceuticals plc(A)	135	23,327
Mylan, Inc.(A)	300	17,805
Perrigo Co. Ltd.	110	18,211
Revance Therapeutics, Inc.(A)	225	4,664
Shire Pharmaceuticals Group plc ADR	120	28,715
Teva Pharmaceutical Industries Ltd. ADR	530	33,019

		194,242

Total Health Care – 22.0%		315,788

Industrials
Aerospace & Defense – 0.4%
Moog, Inc.(A)	80	6,004

Airlines – 0.5%
Southwest Airlines Co.	150	6,645

Construction Machinery & Heavy Trucks – 0.6%
Westinghouse Air Brake Technologies Corp.	100	9,501

Industrial Machinery – 0.6%
Pentair, Inc.	135	8,490

Railroads – 5.2%
Canadian Pacific Railway Ltd.	141	25,724
Kansas City Southern	320	32,666
Union Pacific Corp.	150	16,246

		74,636

Total Industrials – 7.3%		105,276
Information Technology
Application Software – 1.0%
Adobe Systems, Inc.(A)	200	14,788

Data Processing & Outsourced Services – 1.8%
MasterCard, Inc., Class A	175	15,118
Visa, Inc., Class A	160	10,466

		25,584

Internet Software & Services – 3.3%
Facebook, Inc., Class A(A)	235	19,320
Google, Inc., Class C(A)	33	18,084
Twitter, Inc.(A)	210	10,517

		47,921

Semiconductor Equipment – 1.9%
Applied Materials, Inc.	1,200	27,072

Semiconductors – 0.9%
NXP Semiconductors N.V.(A)(B)	120	12,043

Systems Software – 1.1%
Microsoft Corp.	400	16,262

Technology Hardware, Storage & Peripherals – 5.8%
Apple, Inc.(B)	665	82,746

Total Information Technology – 15.8%		226,416
Materials
Diversified Chemicals – 0.5%
Dow Chemical Co. (The)	150	7,197

Total Materials – 0.5%		7,197
Telecommunication Services
Integrated Telecommunication Services – 0.5%
Verizon Communications, Inc.	150	7,295

Total Telecommunication Services – 0.5%		7,295

TOTAL COMMON STOCKS – 97.7%		$1,402,521
(Cost: $1,059,386)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Allergan, Inc.,
Call $220.00, Expires 5–15–15	400	806
Ford Motor Co.,
Call $17.00, Expires 4–17–15	1,000	3

TOTAL PURCHASED OPTIONS – 0.0%		$809
(Cost: $376)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 4.2%
Bemis Co., Inc.:
0.520%, 4–17–15	$10,000	9,997
0.510%, 4–23–15	10,000	9,997
Clorox Co. (The),
0.450%, 4–1–15	3,100	3,100
Danaher Corp.,
0.080%, 4–10–15	3,000	3,000
General Mills, Inc.,
0.480%, 4–9–15	10,000	9,999
NBCUniversal Enterprise, Inc.,
0.420%, 4–1–15	19,000	19,000
Novartis Finance Corp. (GTD by Novartis AG),
0.100%, 4–9–15	5,000	5,000

		60,093

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (D)	428	428

Municipal Obligations – 0.5%
CA GO Notes, Ser B-6 (Taxable), (GTD by Bank of America N.A.),
0.120%, 4–22–15	7,000	7,000

TOTAL SHORT-TERM SECURITIES – 4.7%		$67,521
(Cost: $67,522)

TOTAL INVESTMENT SECURITIES – 102.4%		$1,470,851
(Cost: $1,127,284)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.4)%		(34,837)

NET ASSETS – 100.0%		$1,436,014

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $17,918 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(C)	Rate shown is the yield to maturity at March 31, 2015.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Actavis plc	N/A	Call	150	April 2015	$332.50	$30	$(5)
Apple, Inc.	N/A	Call	150	April 2015	134.00	8	(3)
Biogen, Inc.	N/A	Put	50	April 2015	375.00	9	(6)
	N/A	Put	50	April 2015	385.00	11	(9)
Google, Inc., Class A	N/A	Call	50	April 2015	590.00	27	(10)
Humana, Inc.	N/A	Call	200	April 2015	190.00	30	(16)
NXP Semiconductors N.V.	N/A	Call	250	April 2015	92.50	31	(221)

						$146	$(270)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,402,521	$—	$—
Purchased Options	3	806	—
Short-Term Securities	—	67,521	—
Total	$1,402,524	$68,327	$—
Liabilities
Written Options	$33	$237	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,127,284

Gross unrealized appreciation	358,999
Gross unrealized depreciation	(15,432)

Net unrealized appreciation	$343,567

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Apparel Retail – 1.2%
Limited Brands, Inc.	409		$38,536

Auto Parts & Equipment – 2.1%
Continental AG(A)	183		43,443
Delphi Automotive plc	331		26,354

			69,797

Automobile Manufacturers – 1.8%
Toyota Motor Corp.(A)	840		58,692

Broadcasting – 1.2%
CBS Corp., Class B	669		40,581

Casinos & Gaming – 2.9%
Galaxy Entertainment Group(A)	20,567		93,648

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)(B)	468		53,147

Leisure Facilities – 0.0%
Circuit of the Americas LLC, Class B(C)(D)	—	*	—

Leisure Products – 2.5%
Media Group Holdings LLC, Series H(C)(D)(E)(F)	73		36,875
Media Group Holdings LLC, Series I(C)(D)(E)(F)	43		20,751
Media Group Holdings LLC, Series T(C)(D)(E)(F)	9		22,835

			80,461

Movies & Entertainment – 3.7%
Delta Topco Ltd.(E)	104,001		65,233
Legend Pictures LLC(C)(E)(F)	22		36,664
Twenty-First Century Fox, Inc., Class A	575		19,465

			121,362

Total Consumer Discretionary – 17.0%			556,224
Consumer Staples
Brewers – 3.2%
InBev N.V.(A)	394		48,211
SABMiller plc(A)	1,084		56,939

			105,150

Hypermarkets & Super Centers – 1.8%
Wal-Mart Stores, Inc.	719		59,129

Packaged Foods & Meats – 3.4%
Mead Johnson Nutrition Co.	440		44,263
Mondelez International, Inc., Class A	478		17,233
Unilever N.V., Certicaaten Van Aandelen(A)	1,181		49,409

			110,905

Total Consumer Staples – 8.4%			275,184
Energy
Integrated Oil & Gas – 2.1%
Chevron Corp.	274		28,722
Occidental Petroleum Corp.(H)	536		39,121

			67,843

Oil & Gas Equipment & Services – 0.1%
Schlumberger Ltd.	46		3,838

Oil & Gas Exploration & Production – 2.0%
ConocoPhillips	938		58,400
Noble Energy, Inc.	147		7,184

			65,584

Oil & Gas Refining & Marketing – 2.0%
Phillips 66	846		66,476

Oil & Gas Storage & Transportation – 1.6%
Plains GP Holdings L.P., Class A	1,827		51,835

Total Energy – 7.8%			255,576
Financials
Diversified Banks – 1.8%
Standard Chartered plc(A)	1,172		19,016
Wells Fargo & Co.(H)	722		39,249

			58,265

Life & Health Insurance – 3.2%
AIA Group Ltd.(A)	16,540	104,113

Other Diversified Financial Services – 1.8%
Citigroup, Inc.	1,173	60,433

Total Financials – 6.8%		222,811
Health Care
Biotechnology – 4.2%
Amgen, Inc.(H)	315	50,336
Biogen, Inc.(B)(C)	121	51,049
Gilead Sciences, Inc.(C)	379	37,162

		138,547

Managed Health Care – 1.0%
Humana, Inc.	187	33,343

Pharmaceuticals – 3.3%
Actavis plc(C)	219	65,253
Bristol-Myers Squibb Co.	406	26,187
Roche Holdings AG, Genusscheine(A)	58	15,919

		107,359

Total Health Care – 8.5%		279,249
Industrials
Aerospace & Defense – 2.5%
Boeing Co. (The)(H)	289	43,298
Precision Castparts Corp.	189	39,774

		83,072

Construction & Engineering – 0.3%
Larsen & Toubro Ltd.(A)	333	9,156

Construction Machinery & Heavy Trucks – 1.5%
Caterpillar, Inc.	625	50,003

Industrial Machinery – 1.5%
FANUC Ltd.(A)	219	47,954

Railroads – 1.5%
Union Pacific Corp.	444	48,035

Total Industrials – 7.3%		238,220
Information Technology
Application Software – 3.1%
Adobe Systems, Inc.(C)(H)	654	48,342
Intuit, Inc.(G)	552	53,532

		101,874

Data Processing & Outsourced Services – 2.3%
Alliance Data Systems Corp.(C)	133	39,460
Visa, Inc., Class A	556	36,342

		75,802

Internet Software & Services – 4.3%
Alibaba Group Holding Ltd. ADR(C)	158	13,152
Baidu.com, Inc. ADR(C)	245	51,148
Google, Inc., Class A(C)	30	16,752
Tencent Holdings Ltd.(A)	3,181	60,394

		141,446

IT Consulting & Other Services – 2.0%
Cognizant Technology Solutions Corp., Class A(C)(G)	1,029	64,209

Semiconductor Equipment – 2.1%
Applied Materials, Inc.(H)	2,508	56,583
ASML Holding N.V., NY Registry Shares	126	12,730

		69,313

Semiconductors – 4.0%
Intel Corp.	1,206	37,702
Micron Technology, Inc.(C)	673	18,258
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	6,276	29,184
Texas Instruments, Inc.(H)	808	46,194

		131,338

Systems Software – 1.9%
Microsoft Corp.	1,541	62,656

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.(G)	667	83,045

Total Information Technology – 22.2%		729,683
Materials
Diversified Chemicals – 1.0%
Dow Chemical Co. (The)(H)	697	33,452

Specialty Chemicals – 1.0%
LyondellBasell Industries N.V., Class A	356	31,239

Total Materials – 2.0%		64,691

TOTAL COMMON STOCKS – 80.0%		$2,621,638
(Cost: $2,370,411)

PREFERRED STOCKS
Financials
Reinsurance – 0.1%
WMI Holdings Corp., Class B, 3.000%	4	4,197

Total Financials – 0.1%		4,197

TOTAL PREFERRED STOCKS – 0.1%		$4,197
(Cost: $4,000)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apache Corp.:
Call $67.50, Expires 4–17–15, OTC (Ctrpty: UBS AG)	564	3
Call $70.00, Expires 7–17–15, OTC (Ctrpty: UBS AG)	564	61
Dow Chemical Co. (The),
Call $52.50, Expires 6–19–15, OTC (Ctrpty: Deutsche Bank AG)	1,995	89
EOG Resources, Inc.:
Call $97.50, Expires 4–17–15, OTC (Ctrpty: Morgan Stanley International)	469	13
Call $100.00, Expires 7–17–15, OTC (Ctrpty: Morgan Stanley International)	469	111
EURO STOXX Banks Index:
Call EUR155.00, Expires 4–17–15, OTC (Ctrpty: Barclays Bank plc)(I)	1,866	464
Call EUR160.00, Expires 5–15–15, OTC (Ctrpty: Barclays Bank plc)(I)	1,866	411
Exxon Mobil Corp.,
Call $95.00, Expires 4–17–15, OTC (Ctrpty: Deutsche Bank AG)	915	2
Google, Inc., Class A:
Call $625.00, Expires 6–19–15	555	175
Call $625.00, Expires 6–19–15, OTC (Ctrpty: Bank of America N.A.)	33	10
Call $700.00, Expires 9–18–15, OTC (Ctrpty: Deutsche Bank AG)	773	155

Halliburton Co.:
Call $42.50, Expires 4–17–15, OTC (Ctrpty: Deutsche Bank AG)	1,878	346
Call $50.00, Expires 7–17–15, OTC (Ctrpty: Deutsche Bank AG)	3,756	231
Micron Technology, Inc.:
Call $28.00, Expires 4–17–15, OTC (Ctrpty: UBS AG)	327	26
Call $31.00, Expires 10–16–15, OTC (Ctrpty: UBS AG)	327	49
Microsoft Corp.:
Call $45.00, Expires 7–17–15, OTC (Ctrpty: Bank of America N.A.)	3,198	114
Call $50.00, Expires 1–15–16, OTC (Ctrpty: Bank of America N.A.)	7,995	344
Noble Energy, Inc.:
Call $52.50, Expires 5–15–15, OTC (Ctrpty: Bank of America N.A.)	702	60
Call $57.50, Expires 8–21–15, OTC (Ctrpty: Bank of America N.A.)	702	74
Schlumberger Ltd.:
Call $90.00, Expires 5–15–15, OTC (Ctrpty: Societe Generale Bank)	575	31
Call $95.00, Expires 5–15–15, OTC (Ctrpty: Societe Generale Bank)	690	8

TOTAL PURCHASED OPTIONS – 0.1%		$2,777
(Cost: $4,653)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Automobile Manufacturers – 0.4%
Aston Martin Holdings Ltd.,
10.250%, 7–15–18(J)(K)	$14,893	14,705

Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series C,
0.000%, 12–31–20(L)	7,690	4,883

Movies & Entertainment – 4.2%
Delta Topco Ltd.,
10.000%, 11–24–60(E)(J)	95,939	95,938
Legendary Pictures Funding LLC and Legendary Finance, Inc.,
8.000%, 3–15–18	41,100	41,051

		136,989

Total Consumer Discretionary – 4.8%		156,577

TOTAL CORPORATE DEBT SECURITIES – 4.8%		$156,577
(Cost: $163,572)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 3–15–23(M)	191	16
5.500%, 10–15–25(M)	1,221	171
5.500%, 5–15–33(M)	640	121
6.000%, 11–15–35(M)	475	95
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23(M)	316	40
5.500%, 8–25–33(M)	739	124
5.500%, 12–25–33(M)	529	22
5.500%, 4–25–34(M)	995	165
5.500%, 11–25–36(M)	1,171	209

Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32(M)	172	4
5.000%, 7–20–33(M)	23	—	*
5.500%, 11–20–33(M)	206	3
5.500%, 7–20–35(M)	397	89

		1,059

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$1,059
(Cost: $4,618)

BULLION – 6.7%	Troy Ounces
Gold	184	218,021

(Cost: $236,808)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.5%
Banco del Estado de Chile,
0.200%, 4–15–15	$5,000	5,000
Citibank N.A.,
0.180%, 6–15–15	14,000	13,999

		18,999

Commercial Paper(N) – 7.2%
Baxter International, Inc.,
0.480%, 4–9–15	15,000	14,998
Becton Dickinson & Co.:
0.430%, 4–2–15	5,000	5,000
0.450%, 4–6–15	10,000	9,999
0.440%, 4–7–15	15,000	14,999
Campbell Soup Co.,
0.440%, 4–1–15	9,850	9,850
Clorox Co. (The),
0.420%, 4–6–15	13,000	12,999
CVS Caremark Corp.:
0.450%, 4–10–15	5,000	4,999
0.470%, 4–27–15	5,000	4,998
Danaher Corp.,
0.080%, 4–10–15	4,000	4,000
Essilor International S.A.:
0.150%, 4–8–15	10,000	10,000
0.160%, 5–7–15	2,000	2,000
General Mills, Inc.,
0.470%, 4–7–15	3,000	3,000
Mondelez International, Inc.:
0.430%, 4–1–15	13,518	13,518
0.450%, 4–6–15	7,000	6,999
National Oilwell Varco, Inc.,
0.150%, 4–8–15	12,000	12,000
Northern Illinois Gas Co.,
0.300%, 4–2–15	15,500	15,500
St. Jude Medical, Inc.:
0.230%, 4–16–15	16,000	15,998
0.260%, 5–1–15	12,500	12,497
0.260%, 6–5–15	12,113	12,107
Virginia Electric and Power Co.:
0.380%, 4–2–15	10,000	10,000
0.480%, 4–21–15	20,000	19,994
Wisconsin Electric Power Co.,
0.170%, 4–10–15	10,000	9,999
Wisconsin Gas LLC,
0.120%, 4–10–15	10,000	10,000

		235,454

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (O)	2,150	2,150

United States Government Agency Obligations – 0.7%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 4–1–15 (O)	14,000	14,000
0.110%, 4–7–15 (O)	9,400	9,400

		23,400

TOTAL SHORT-TERM SECURITIES – 8.5%		$280,003
(Cost: $280,006)

TOTAL INVESTMENT SECURITIES – 100.2%		$3,284,272
(Cost: $3,064,068)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(6,016)

NET ASSETS – 100.0%		$3,278,256

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	All or a portion of securities with an aggregate value of $6,454 have been pledged as collateral on open futures contracts.

(C)	No dividends were paid during the preceding 12 months.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Restricted securities. At March 31, 2015, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 11-25-14	104,001	$53,711	$65,233
Legend Pictures LLC	12-18-12	22	41,637	36,664
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	73	50,896	36,875
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	43	23,835	20,751
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	9	19,593	22,835
		Principal
Delta Topco Ltd., 10.000%, 11-24-60	4-1-12 to 1-1-15	$95,939	96,837	95,938
			$286,509	$278,296

The total value of these securities represented 8.5% of net assets at March 31, 2015.

(F)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(G)	All or a portion of securities with an aggregate value of $83,140 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(H)	All or a portion of securities with an aggregate value of $2,620 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(I)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (EUR—Euro).

(J)	Payment-in-kind bonds.

(K)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the total value of these securities amounted to $14,705 or 0.4% of net assets.

(L)	Zero coupon bond.

(M)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(N)	Rate shown is the yield to maturity at March 31, 2015.

(O)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	132,017	U.S. Dollar	141,939	4-13-15	Deutsche Bank AG	$—	$34
Japanese Yen	12,979,898	U.S. Dollar	107,164	4-13-15	Morgan Stanley International	—	1,079
						$—	$1,113

The following futures contracts were outstanding at March 31, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
German Stock Index	Long	6-19-15	213	$68,768	$539

The following written options were outstanding at March 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price		Premium Received	Value
Apache Corp.	UBS AG	Put	564	April 2015		$57.50	$109	$(31)
	UBS AG	Call	564	April 2015		77.50	23	(1)
	UBS AG	Put	564	July 2015		57.50	194	(172)
	UBS AG	Call	564	July 2015		90.00	16	(2)
Dow Chemical Co. (The)	Deutsche Bank AG	Put	1,330	June 2015		44.00	210	(96)
EOG Resources, Inc.	Morgan Stanley & Co., Inc.	Put	469	April 2015		85.00	145	(16)
	Morgan Stanley International	Call	469	April 2015		110.00	35	(1)
	Morgan Stanley & Co., Inc.	Put	469	July 2015		82.50	213	(119)
	Morgan Stanley International	Call	469	July 2015		120.00	44	(5)
EURO STOXX Banks Index	Barclays Bank plc	Call	1,866	April 2015	EUR	162.50	51	(117)
Exxon Mobil Corp.	Deutsche Bank AG	Put	915	April 2015		$75.00	157	(3)
Google, Inc., Class A	Deutsche Bank AG	Put	338	September 2015		500.00	345	(429)
Halliburton Co.	Deutsche Bank AG	Put	1,878	April 2015		37.50	193	(7)

	Deutsche Bank AG	Call	2,817	April 2015	47.50	147	(17)
	Deutsche Bank AG	Call	939	April 2015	50.00	23	(1)
	Deutsche Bank AG	Put	1,878	July 2015	37.50	385	(126)
Micron Technology, Inc.	UBS AG	Put	327	April 2015	25.50	18	(18)
	UBS AG	Call	327	April 2015	31.00	4	(4)
	UBS AG	Put	327	October 2015	24.00	51	(50)
Microsoft Corp.	Bank of America N.A.	Put	3,198	July 2015	37.00	342	(224)
	Bank of America N.A.	Put	3,198	January 2016	37.00	700	(603)
Noble Energy, Inc.	Bank of America N.A.	Put	468	May 2015	42.50	94	(23)
	Bank of America N.A.	Call	702	May 2015	60.00	31	(4)
	Bank of America N.A.	Put	468	August 2015	40.00	115	(55)
Schlumberger Ltd.	Societe Generale Bank	Put	460	May 2015	70.00	161	(9)
	Societe Generale Bank	Put	460	May 2015	80.00	86	(67)
	Societe Generale Bank	Call	1,265	May 2015	105.00	82	(3)
						$3,974	$(2,203)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$373,866	$—	$182,358
Consumer Staples	275,184	—	—
Energy	255,576	—	—
Financials	222,811	—	—
Health Care	279,249	—	—
Industrials	238,220	—	—
Information Technology	729,683	—	—
Materials	64,691	—	—
Total Common Stocks	$2,439,280	$—	$182,358
Preferred Stocks	—	4,197	—
Purchased Options	175	2,602	—
Corporate Debt Securities	—	60,639	95,938
United States Government Agency Obligations	—	1,059	—
Bullion	218,021	—	—
Short-Term Securities	—	280,003	—
Total	$2,657,476	$348,500	$278,296
Futures Contracts	$539	$—	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1,113	$—
Written Options	$—	$2,203	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities		Loans
Beginning Balance 7-1-14	$243,481	$134,028		$22,858
Net realized gain (loss)	—	—		247
Net change in unrealized appreciation (depreciation)	(45,807)	—	*	(1,107)
Purchases	1,367	8,721		—
Sales	(16,683)	—		(22,000)
Amortization/Accretion of premiums/discounts	—	—		2
Transfers into Level 3 during the period	—	—		—
Transfers out of Level 3 during the period	—	(46,811)		—
Ending Balance 3-31-15	$182,358	$95,938		$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-15	$(45,807)	$—	*	$—

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

Quantitative Information about Level 3 fair value measurements:

Fair Value at 3-31-15	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$36,875	Discounted book value	Multiple of book value	1	x
Illiquidity discount	10%
145,483	Discounted cash flows model	Long-term growth rate	2.5%
Weighted average cost of capital	8.2 to 12.3%
Illiquidity discount	10%
Corporate Debt Securities	95,938	Discounted cash flows model	Long-term growth rate	2.5%
Weighted average cost of capital	8.2%
Illiquidity discount	10%

Significant increase in long-term growth rate or multiple of book value inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

During the period ended March 31, 2015, securities totaling $50,896 changed valuation techniques from discounted cash flows model to discounted book value. The change in valuation techniques is primarily due to the discounted cashflows model method no longer reflecting current market conditions.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY FUND

WRA ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Waddell & Reed Advisors Asset Strategy Fund (referred to as “the Fund” in this subsection). WRA ASF III (SBP), LLC and WRA ASF, LLC (each a “Company”), collectively “the Companies”, Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, as applicable, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2015 of the Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
WRA ASF II, Ltd.	1-31-13	4-10-13	$3,278,256	$218,725	6.67%
WRA ASF III (SBP), LLC	4-9-13	4-23-13	3,278,256	80,464	2.45
WRA ASF, LLC	12-10-12	12-18-12	3,278,256	36,676	1.12

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,064,068

Gross unrealized appreciation	355,990
Gross unrealized depreciation	(135,786)

Net unrealized appreciation	$220,204

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 2.5%
Limited Brands, Inc.	399	$37,622

Cable & Satellite – 2.0%
Comcast Corp., Class A	325	18,324
Time Warner Cable, Inc.	86	12,905

		31,229

Casinos & Gaming – 1.0%
Las Vegas Sands, Inc.	267	14,712

Department Stores – 0.8%
Kohl’s Corp.	156	12,230

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	225	25,505

Hotels, Resorts & Cruise Lines – 2.4%
Carnival Corp.	443	21,203
Hyatt Hotels Corp., Class A(A)	258	15,249

		36,452

Internet Retail – 1.1%
Amazon.com, Inc.(A)	44	16,484

Motorcycle Manufacturers – 1.1%
Harley-Davidson, Inc.	272	16,546

Movies & Entertainment – 1.3%
Twenty-First Century Fox, Inc.	618	20,330

Restaurants – 1.2%
McDonald’s Corp.	184	17,939

Specialty Stores – 1.1%
Ulta Salon, Cosmetics & Fragrance, Inc.(A)	117	17,680

Total Consumer Discretionary – 16.2%		246,729
Consumer Staples
Brewers – 1.2%
Anheuser-Busch InBev S.A. ADR	146	17,847

Distillers & Vintners – 2.0%
Brown-Forman Corp., Class B	99	8,945
Constellation Brands, Inc.(A)	187	21,731

		30,676

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Co.	171	17,231

Total Consumer Staples – 4.3%		65,754
Energy
Oil & Gas Exploration & Production – 1.8%
ConocoPhillips	245	15,222
Noble Energy, Inc.	229	11,213

		26,435

Oil & Gas Refining & Marketing – 1.0%
Phillips 66	192	15,093

Oil & Gas Storage & Transportation – 1.5%
Plains GP Holdings L.P., Class A	340	9,651
Regency Energy Partners L.P.	593	13,569

		23,220

Total Energy – 4.3%		64,748
Financials
Asset Management & Custody Banks – 1.4%
Northern Trust Corp.	300	20,902

Consumer Finance – 1.2%
American Express Co.	237	18,547

Multi-Line Insurance – 1.2%
American International Group, Inc.	336	18,409

Other Diversified Financial Services – 3.0%
Citigroup, Inc.	424	21,860
JPMorgan Chase & Co.	394	23,893

		45,753

Regional Banks – 2.0%
PNC Financial Services Group, Inc. (The)	331	30,825

Specialized REITs – 1.0%
Crown Castle International Corp.	186	15,369

Total Financials – 9.8%		149,805
Health Care
Biotechnology – 0.7%
Biogen, Inc.(A)	27	11,316

Pharmaceuticals – 6.9%
Actavis plc(A)	74	21,935
GlaxoSmithKline plc ADR	396	18,257
Johnson & Johnson	213	21,468
Shire Pharmaceuticals Group plc ADR	86	20,627
Teva Pharmaceutical Industries Ltd. ADR	353	21,998

		104,285

Total Health Care – 7.6%		115,601
Industrials
Aerospace & Defense – 3.8%
Boeing Co. (The)	174	26,144
Lockheed Martin Corp.	68	13,781
Precision Castparts Corp.	88	18,564

		58,489

Construction Machinery & Heavy Trucks – 0.7%
Cummins, Inc.	82	11,368

Electrical Components & Equipment – 1.4%
Rockwell Automation, Inc.	180	20,867

Industrial Conglomerates – 0.5%
General Electric Co.	305	7,557

Railroads – 2.0%
Union Pacific Corp.	279	30,219

Total Industrials – 8.4%		128,500
Information Technology
Application Software – 1.2%
Autodesk, Inc.(A)	301	17,621

Data Processing & Outsourced Services – 2.7%
Alliance Data Systems Corp.(A)	73	21,626
FleetCor Technologies, Inc.(A)	128	19,273

		40,899

IT Consulting & Other Services – 1.6%
Cognizant Technology Solutions Corp., Class A(A)	402	25,087

Semiconductor Equipment – 1.4%
Applied Materials, Inc.	955	21,538

Semiconductors – 3.5%
Broadcom Corp., Class A	395	17,101
Microchip Technology, Inc.	339	16,558
Texas Instruments, Inc.	344	19,689

		53,348

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	221	27,502

Total Information Technology – 12.2%		185,995
Materials
Diversified Chemicals – 2.4%
Dow Chemical Co. (The)	308	14,773
PPG Industries, Inc.	94	21,156

		35,929

Industrial Gases – 0.8%
Praxair, Inc.	101	12,182

Total Materials – 3.2%		48,111

TOTAL COMMON STOCKS – 66.0%		$1,005,243
(Cost: $747,211)

PREFERRED STOCKS
Financials
Reinsurance – 0.7%
WMI Holdings Corp., Class B, 3.000%, Convertible(A)	10	10,120

Total Financials – 0.7%		10,120

TOTAL PREFERRED STOCKS – 0.7%		$10,120
(Cost: $10,000)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Apparel Retail – 0.3%
Limited Brands, Inc.:
6.625%, 4–1–21	$2,915	3,339
5.625%, 2–15–22	744	818

		4,157

Auto Parts & Equipment – 0.0%
Delphi Corp.,
5.000%, 2–15–23	808	867

Automobile Manufacturers – 0.5%
Toyota Motor Credit Corp.,
2.000%, 10–24–18	2,000	2,041
Volkswagen Group of America, Inc.,
2.125%, 5–23–19(B)	5,000	5,031

		7,072

Broadcasting – 0.1%
Discovery Communications LLC,
3.300%, 5–15–22	900	905

Cable & Satellite – 0.3%
Pearson Funding Five plc,
3.250%, 5–8–23(B)	800	798
Viacom, Inc.:
2.500%, 9–1–18	800	814
2.200%, 4–1–19	1,300	1,300
2.750%, 12–15–19	1,500	1,524

		4,436

Distributors – 0.0%
LKQ Corp.,
4.750%, 5–15–23	607	595

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	450	473
1.875%, 4–15–18	750	742

		1,215

Homebuilding – 0.2%
LGI Homes, Inc., Convertible,
4.250%, 11–15–19(B)	2,050	2,108
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,000	1,010

		3,118

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7–15–23	250	253

Internet Retail – 0.1%
Amazon.com, Inc., 2.600%, 12–5–19	1,650	1,690

Movies & Entertainment – 0.1%
News American, Inc., 3.000%, 9–15–22	2,000	2,024

Total Consumer Discretionary – 1.7%		26,332
Consumer Staples
Brewers – 0.2%
Heineken N.V.,
1.400%, 10–1–17(B)	750	754
SABMiller Holdings, Inc.,
2.200%, 8–1–18(B)	1,800	1,820

		2,574

Distillers & Vintners – 0.1%
Beam, Inc.,
1.750%, 6–15–18	750	750
Brown–Forman Corp.,
1.000%, 1–15–18	1,000	987

		1,737

Drug Retail – 0.1%
Walgreens Boots Alliance, Inc.,
2.700%, 11–18–19	1,050	1,073

Food Distributors – 0.2%
Campbell Soup Co., 2.500%, 8–2–22	900	878
ConAgra Foods, Inc.,
1.900%, 1–25–18	2,498	2,501

		3,379

Household Products – 0.0%
Church & Dwight Co., Inc., 2.875%, 10–1–22	250	250

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	1,200	1,176

Total Consumer Staples – 0.7%		10,189
Energy
Oil & Gas Drilling – 0.1%
Transocean, Inc.,
2.500%, 10–15–17	1,500	1,378

Oil & Gas Equipment & Services – 0.0%
National Oilwell Varco, Inc.,
1.350%, 12–1–17	250	248

Oil & Gas Exploration & Production – 1.5%
BP Capital Markets plc,
2.315%, 2–13–20	1,500	1,513
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	2,850	2,897
ConocoPhillips,
1.050%, 12–15–17	3,200	3,187
Devon Energy Corp.,
2.250%, 12–15–18	1,500	1,513
ONEOK Partners L.P.,
3.200%, 9–15–18	1,500	1,518
Stone Energy Corp., Convertible,
1.750%, 3–1–17	5,750	5,182
Whiting Petroleum Corp., Convertible,
1.250%, 4–1–20(B)	7,600	8,023

		23,833

Oil & Gas Storage & Transportation – 1.0%
Buckeye Partners L.P.,
2.650%, 11–15–18	3,300	3,298
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	6,000	4,823
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	1,850	1,853
Plains All American Pipeline L.P. and PAA Finance Corp.,
2.600%, 12–15–19	1,250	1,256
Williams Partners L.P.,
3.600%, 3–15–22	3,500	3,478

		14,708

Total Energy – 2.6%		40,167
Financials
Asset Management & Custody Banks – 0.6%
Ares Capital Corp.:
4.875%, 11–30–18	3,300	3,469
3.875%, 1–15–20	6,050	6,156

		9,625

Consumer Finance – 1.3%
American Express Co.,
4.900%, 12–29–49	2,800	2,841
American Express Credit Corp.,
2.125%, 7–27–18	1,150	1,172
American Honda Finance Corp.,
2.125%, 10–10–18	1,200	1,222
Capital One Bank USA N.A.:
2.150%, 11–21–18	1,500	1,512
2.250%, 2–13–19	2,000	2,011
Capital One N.A.,
2.400%, 9–5–19	2,100	2,108
Charles Schwab Corp. (The),
2.200%, 7–25–18	700	713
Hyundai Capital America,
2.875%, 8–9–18(B)	1,200	1,236
Intercontinental Exchange Group, Inc.,
2.500%, 10–15–18	1,200	1,237
SLM Corp.,
4.875%, 6–17–19	1,500	1,496
Total System Services, Inc.,
2.375%, 6–1–18	3,900	3,922

		19,470

Diversified Banks – 5.9%
ABN AMRO Bank N.V.,
2.500%, 10–30–18(B)	3,000	3,064
Bank of America Corp.:
2.000%, 1–11–18	2,100	2,116
8.000%, 12–29–49	5,400	5,798
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	3,500	3,543
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,000	1,994
2.050%, 10–30–18	3,150	3,193
Barclays Bank plc,
2.500%, 2–20–19	1,400	1,429
BNP Paribas S.A.:
2.450%, 3–17–19	2,600	2,659
5.186%, 6–29–49(B)	4,900	4,926

Commonwealth Bank of Australia,
2.250%, 3–13–19	2,900	2,939
DBS Group Holdings Ltd.,
2.246%, 7–16–19(B)	5,250	5,310
ING Bank N.V.:
2.500%, 10–1–19(B)	3,500	3,555
2.450%, 3–16–20(B)	4,000	4,049
KeyBank N.A.,
2.500%, 12–15–19	2,500	2,548
Lloyds Bank plc,
2.350%, 9–5–19	1,750	1,772
Mizuho Bank Ltd.,
2.650%, 9–25–19(B)	3,500	3,567
National Australia Bank Ltd.,
2.400%, 12–9–19(B)	6,750	6,868
Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12–31–49(B)	4,500	4,674
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19(B)	2,000	2,031
Societe Generale S.A.,
5.922%, 4–29–49(B)	7,000	7,306
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	2,400	2,429
Swedbank AB (publ),
1.750%, 3–12–18(B)	3,270	3,280
UBS Preferred Funding Trust V,
6.243%, 5–29–49	4,250	4,425
Wells Fargo & Co.:
1.500%, 1–16–18	750	754
2.150%, 1–15–19	1,500	1,523
Westpac Banking Corp.,
2.250%, 7–30–18	4,000	4,082

		89,834

Investment Banking & Brokerage – 0.8%
BGC Partners, Inc.,
5.375%, 12–9–19	3,000	3,060
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20(B)	2,500	2,517
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	1,200	1,240
2.625%, 1–31–19	2,000	2,043
2.600%, 4–23–20	1,800	1,819
Morgan Stanley,
2.125%, 4–25–18	2,000	2,022

		12,701

Life & Health Insurance – 0.1%
AIA Group Ltd.,
2.250%, 3–11–19(B)	1,600	1,611

Mortgage REITs – 0.3%
Mubadala GE Capital,
3.000%, 11–10–19(B)	4,000	3,989

Multi-Line Insurance – 0.1%
American International Group, Inc.,
2.300%, 7–16–19	1,950	1,979

Other Diversified Financial Services – 2.6%
Citigroup, Inc.:
3.875%, 2–19–19	1,400	1,386
2.550%, 4–8–19	6,750	6,881
2.400%, 2–18–20	4,500	4,516
5.800%, 11–29–49	5,000	5,012
Daimler Finance North America LLC,
2.375%, 8–1–18(B)	2,250	2,307
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,300	1,420
Fifth Street Finance Corp.,
4.875%, 3–1–19	5,000	5,149
JPMorgan Chase & Co.,
7.900%, 4–29–49	2,000	2,153
Moody’s Corp.,
2.750%, 7–15–19	800	818
MUFG Americas Holdings Corp.,
2.250%, 2–10–20	1,550	1,553
PennantPark Investment Corp.,
4.500%, 10–1–19	5,250	5,335
Total Capital,
2.125%, 8–10–18	1,200	1,226
Total Capital Canada Ltd.,
1.450%, 1–15–18	1,450	1,455

		39,211

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
2.000%, 8–15–18	1,200	1,230
Berkshire Hathaway, Inc.,
1.550%, 2–9–18	250	253

		1,483

Regional Banks – 0.7%
BB&T Corp.,
1.450%, 1–12–18	2,200	2,203
PNC Bank N.A.,
2.200%, 1–28–19	2,250	2,279
SunTrust Banks, Inc.:
2.350%, 11–1–18	2,800	2,844
5.625%, 12–29–49	2,800	2,854

		10,180

Specialized REITs – 1.0%
Air Lease Corp.,
3.750%, 2–1–22	2,400	2,439
Aircastle Ltd.,
5.125%, 3–15–21	5,293	5,531
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	5,293	5,399
Crown Castle International Corp.,
5.250%, 1–15–23	1,171	1,230

		14,599

Thrifts & Mortgage Finance – 0.1%
Walter Investment Management Corp., Convertible,
4.500%, 11–1–19	2,350	1,824

Total Financials – 13.6%		206,506
Health Care
Biotechnology – 0.3%
Amgen, Inc.,
2.200%, 5–22–19	4,200	4,254

Health Care Equipment – 0.3%
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18	250	246
Medtronic, Inc.,
2.500%, 3–15–20(B)	1,500	1,533
Zimmer Holdings, Inc.,
2.700%, 4–1–20	1,650	1,673

		3,452

Health Care Services – 0.1%
Quest Diagnostics, Inc.,
2.500%, 3–30–20	1,750	1,755

Health Care Supplies – 0.6%
C.R. Bard, Inc.,
1.375%, 1–15–18	2,800	2,784
Cardinal Health, Inc.,
2.400%, 11–15–19	2,400	2,428
Express Scripts Holding Co.,
2.250%, 6–15–19	4,000	4,018

		9,230

Managed Health Care – 0.4%
Aetna, Inc.,
2.200%, 3–15–19	1,600	1,617
WellPoint, Inc.,
1.875%, 1–15–18	4,800	4,835

		6,452

Pharmaceuticals – 0.7%
Forest Laboratories, Inc.,
5.000%, 12–15–21(B)	5,000	5,560
Perrigo Co. Ltd.,
2.300%, 11–8–18	5,000	5,046

		10,606

Total Health Care – 2.4%		35,749
Industrials
Aerospace & Defense – 0.5%
General Dynamics Corp.,
1.000%, 11–15–17	1,000	999
Northrop Grumman Corp.,
1.750%, 6–1–18	950	953
TransDigm Group, Inc.,
7.500%, 7–15–21	5,293	5,690

		7,642

Environmental & Facilities Services – 0.3%
Ecolab, Inc.,
1.450%, 12–8–17	3,925	3,923
Republic Services, Inc.,
5.000%, 3–1–20	500	561

		4,484

Industrial Machinery – 0.4%
Eaton Corp.,
1.500%, 11–2–17	6,800	6,824

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	800	788
Union Pacific Corp.,
2.250%, 2–15–19	500	513

		1,301

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	1,000	1,017
2.350%, 2–26–19	600	604

		1,621

Total Industrials – 1.4%		21,872

Information Technology
Data Processing & Outsourced Services – 0.0%
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	500	502

IT Consulting & Other Services – 0.4%
iGATE Corp., 4.750%, 4–15–19	5,293	5,326

Semiconductors – 0.4%
Broadcom Corp.,
2.700%, 11–1–18	750	773
Micron Technology, Inc.,
5.500%, 2–1–25(B)	5,293	5,333

		6,106

Systems Software – 0.4%
CA, Inc.,
2.875%, 8–15–18	2,000	2,051
Oracle Corp.,
2.250%, 10–8–19	3,500	3,569

		5,620

Total Information Technology – 1.2%		17,554
Materials
Diversified Metals & Mining – 0.5%
Anglo American plc,
4.125%, 4–15–21(B)	1,300	1,338
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton plc and BHP Billiton Ltd.),
2.050%, 9–30–18	700	715
Freeport–McMoRan Copper & Gold, Inc.,
2.375%, 3–15–18	400	398
Glencore Funding LLC,
3.125%, 4–29–19(B)	3,500	3,579
Teck Resources,
3.000%, 3–1–19	1,200	1,194

		7,224

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7–15–19	1,300	1,318

Industrial Gases – 0.3%
Airgas, Inc.,
1.650%, 2–15–18	1,250	1,244
Praxair, Inc.:
1.250%, 11–7–18	3,726	3,697
3.000%, 9–1–21	500	522

		5,463

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18(B)	1,164	1,205

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	1,200	1,213
RPM International, Inc.,
3.450%, 11–15–22	750	747
Sherwin–Williams Co. (The),
1.350%, 12–15–17	250	250

		2,210

Total Materials – 1.1%		17,420
Telecommunication Services
Integrated Telecommunication Services – 0.7%
AT&T, Inc.,
2.300%, 3–11–19	8,250	8,330
Verizon Communications, Inc.,
2.625%, 2–21–20	1,717	1,748

		10,078

Wireless Telecommunication Service – 0.1%
American Tower Corp.,
4.700%, 3–15–22	1,140	1,223
Virgin Media Finance plc,
4.875%, 2–15–22	298	284

		1,507

Total Telecommunication Services – 0.8%		11,585

Utilities
Electric Utilities – 0.4%
Electricite de France S.A.,
2.150%, 1–22–19(B)	2,500	2,534
PPL Energy Supply LLC,
4.600%, 12–15–21	2,100	1,926
Southern Co. (The),
2.450%, 9–1–18	2,050	2,113

		6,573

Gas Utilities – 0.1%
Sempra Energy,
2.400%, 3–15–20	2,300	2,325

Multi–Utilities – 0.2%
Dominion Resources, Inc.,
2.500%, 12–1–19	2,500	2,541

Renewable Electricity – 0.4%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	5,300	5,525

Total Utilities – 1.1%		16,964

TOTAL CORPORATE DEBT SECURITIES – 26.6%		$404,338
(Cost: $397,363)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.1%
National Archives Facility Trust,
8.500%, 9–1–19	1,588	1,857

Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12–1–31	63	73
6.500%, 1–1–32	60	69
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
4.500%, 7–1–18	334	350
4.500%, 9–1–19	656	691
Government National Mortgage Association Fixed Rate Pass–Through Certificates:
4.000%, 9–15–18	318	337
6.500%, 8–15–28	34	39

		1,559

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$3,416
(Cost: $3,047)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.9%
U.S. Treasury Notes:
0.375%, 1–15–16	3,000	3,003
0.625%, 7–15–16	3,500	3,510
0.625%, 2–15–17	6,450	6,460

		12,973

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.9%		$12,973
(Cost: $12,940)

SHORT-TERM SECURITIES
Commercial Paper(C) – 6.2%
Air Products and Chemicals, Inc.,
0.170%, 4–8–15	5,000	5,000
Baxter International, Inc.,
0.610%, 4–14–15	10,000	9,997
CVS Caremark Corp.,
0.470%, 4–27–15	10,000	9,996
Danaher Corp.,
0.080%, 4–10–15	7,000	7,000
Ecolab, Inc.,
0.480%, 4–9–15	3,000	3,000
General Mills, Inc.,
0.500%, 5–4–15	5,000	4,998
Kellogg Co.,
0.430%, 4–9–15	3,000	3,000
National Oilwell Varco, Inc.,
0.160%, 5–13–15	6,000	5,999
Northern Illinois Gas Co.,
0.370%, 4–8–15	10,000	9,999

Novartis Finance Corp. (GTD by Novartis AG),
0.100%, 4–9–15	5,000	5,000
St. Jude Medical, Inc.:
0.320%, 4–2–15	10,000	10,000
0.260%, 5–1–15	7,500	7,498
Virginia Electric and Power Co.,
0.500%, 4–22–15	5,000	4,998
Wisconsin Electric Power Co.,
0.370%, 4–7–15	5,000	5,000
Wisconsin Gas LLC,
0.170%, 4–9–15	3,000	3,000

		94,485

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (D)	402	402

TOTAL SHORT–TERM SECURITIES – 6.2%		$94,887
(Cost: $94,888)

TOTAL INVESTMENT SECURITIES – 100.6%		$1,530,977
(Cost: $1,265,449)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(8,767)

NET ASSETS – 100.0%		$1,522,210

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the total value of these securities amounted to $99,906 or 6.5% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,005,243	$—	$—
Preferred Stocks	10,120	—	—
Corporate Debt Securities	—	404,338	—
United States Government Agency Obligations	—	3,416	—
United States Government Obligations	—	12,973	—
Short-Term Securities	—	94,887	—
Total	$1,015,363	$515,614	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,265,449

Gross unrealized appreciation	278,126
Gross unrealized depreciation	(12,598)

Net unrealized appreciation	$265,528

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.7%
Polo Ralph Lauren Corp.	251	$32,967

Auto Parts & Equipment – 2.0%
Delphi Automotive plc	1,142	91,023

Automobile Manufacturers – 1.5%
Ford Motor Co.	4,158	67,102

Broadcasting – 1.9%
CBS Corp., Class B	1,460	88,530

Cable & Satellite – 5.5%
Charter Communications, Inc., Class A(A)	377	72,847
Comcast Corp., Class A	1,588	89,697
Time Warner Cable, Inc.	569	85,341

		247,885

General Merchandise Stores – 2.6%
Dollar General Corp.	1,565	117,947

Home Improvement Retail – 2.2%
Home Depot, Inc. (The)	883	100,272

Hotels, Resorts & Cruise Lines – 1.6%
Hilton Worldwide Holdings, Inc.(A)	2,384	70,614

Internet Retail – 1.2%
Amazon.com, Inc.(A)	149	55,480

Motorcycle Manufacturers – 1.0%
Harley-Davidson, Inc.	752	45,684

Restaurants – 1.3%
Starbucks Corp.	611	57,853

Total Consumer Discretionary – 21.5%		975,357
Consumer Staples
Brewers – 2.3%
Anheuser-Busch InBev S.A. ADR	843	102,732

Hypermarkets & Super Centers – 2.4%
Costco Wholesale Corp.	701	106,122

Packaged Foods & Meats – 1.0%
Kraft Foods Group, Inc.	534	46,537

Tobacco – 1.7%
Philip Morris International, Inc.	1,030	77,625

Total Consumer Staples – 7.4%		333,016
Energy
Oil & Gas Exploration & Production – 3.3%
Cabot Oil & Gas Corp.	2,311	68,235
EOG Resources, Inc.	144	13,231
Noble Energy, Inc.	1,400	68,479

		149,945

Oil & Gas Refining & Marketing – 1.1%
Phillips 66	611	48,027

Oil & Gas Storage & Transportation – 1.8%
MarkWest Energy Partners L.P.	1,258	83,174

Total Energy – 6.2%		281,146
Financials
Consumer Finance – 1.6%
Capital One Financial Corp.	884	69,645

Multi-Line Insurance – 1.7%
American International Group, Inc.	1,417	77,643

Other Diversified Financial Services – 4.1%
Citigroup, Inc.	3,617	186,363

Total Financials – 7.4%		333,651
Health Care
Biotechnology – 4.0%
Alexion Pharmaceuticals, Inc.(A)	462	80,065
Biogen, Inc.(A)	113	47,586
Celgene Corp.(A)	479	55,242

		182,893

Health Care Equipment – 3.1%
Medtronic, Inc.(A)	1,771	138,104

Managed Health Care – 2.5%
Humana, Inc.	647	115,232

Pharmaceuticals – 12.1%
Actavis plc(A)	482	143,542
Bristol-Myers Squibb Co.	1,814	116,977
Shire Pharmaceuticals Group plc ADR	570	136,467
Teva Pharmaceutical Industries Ltd. ADR	2,394	149,122

		546,108

Total Health Care – 21.7%		982,337
Industrials
Aerospace & Defense – 1.0%
Boeing Co. (The)	303	45,519

Railroads – 6.1%
Canadian Pacific Railway Ltd.	616	112,599
Kansas City Southern	814	83,052
Union Pacific Corp.	724	78,384

		274,035

Total Industrials – 7.1%		319,554
Information Technology
Application Software – 3.9%
Adobe Systems, Inc.(A)	1,463	108,174
Autodesk, Inc.(A)	1,179	69,143

		177,317

Data Processing & Outsourced Services – 4.4%
Alliance Data Systems Corp.(A)	241	71,268
MasterCard, Inc., Class A	1,472	127,175

		198,443

Internet Software & Services – 1.4%
Google, Inc., Class A(A)	117	64,733

IT Consulting & Other Services – 2.1%
Cognizant Technology Solutions Corp., Class A(A)	1,504	93,822

Semiconductor Equipment – 4.1%
Applied Materials, Inc.	8,280	186,788

Semiconductors – 2.5%
Texas Instruments, Inc.	1,983	113,415

Systems Software – 2.0%
Microsoft Corp.	2,178	88,538

Total Information Technology – 20.4%		923,056
Materials
Diversified Chemicals – 1.6%
PPG Industries, Inc.	325	73,323

Industrial Gases – 2.0%
Air Products and Chemicals, Inc.	604	91,403

Total Materials – 3.6%		164,726
Telecommunication Services
Alternative Carriers – 1.6%
Level 3 Communications, Inc.(A)	1,363	73,395

Wireless Telecommunication Service – 2.0%
American Tower Corp., Class A	977	91,947

Total Telecommunication Services – 3.6%		165,342

TOTAL COMMON STOCKS – 98.9%		$4,478,185
(Cost: $3,408,640)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 0.7%
Ecolab, Inc., 0.550%, 4–10–15	$10,000	9,998
General Mills, Inc., 0.470%, 4–7–15	2,000	2,000
Kellogg Co., 0.430%, 4–9–15	1,500	1,500
National Oilwell Varco, Inc., 0.130%, 4–15–15	7,000	7,000
NBCUniversal Enterprise, Inc., 0.420%, 4–1–15	1,389	1,389

St. Jude Medical, Inc., 0.260%, 5–1–15	8,500	8,498

		30,385

TOTAL SHORT-TERM SECURITIES – 0.7%		$30,385
(Cost: $30,385)

TOTAL INVESTMENT SECURITIES – 99.6%		$4,508,570
(Cost: $3,439,025)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		18,679

NET ASSETS – 100.0%		$4,527,249

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2015.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,478,185	$—	$—
Short-Term Securities	—	30,385	—
Total	$4,478,185	$30,385	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,439,025

Gross unrealized appreciation	1,119,235
Gross unrealized depreciation	(49,690)

Net unrealized appreciation	$1,069,545

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Advertising – 1.7%
Omnicom Group, Inc.	151	$11,787

Apparel Retail – 2.0%
Limited Brands, Inc.	142	13,347

Automobile Manufacturers – 1.1%
Ford Motor Co.	456	7,366

Cable & Satellite – 3.2%
Comcast Corp., Class A	230	12,997
Time Warner Cable, Inc.	57	8,603

		21,600

Casinos & Gaming – 0.8%
Wynn Resorts Ltd.	46	5,765

Consumer Electronics – 1.1%
Garmin Ltd.	164	7,798

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	112	12,758

Restaurants – 2.0%
McDonald’s Corp.	138	13,403

Total Consumer Discretionary – 13.8%		93,824
Consumer Staples
Brewers – 2.4%
Anheuser-Busch InBev S.A. ADR	135	16,397

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Co.	68	6,801

Tobacco – 1.6%
Philip Morris International, Inc.	142	10,689

Total Consumer Staples – 5.0%		33,887
Energy
Integrated Oil & Gas – 1.2%
Occidental Petroleum Corp.	113	8,274

Oil & Gas Storage & Transportation – 4.6%
Energy Transfer Equity L.P.	219	13,866
MarkWest Energy Partners L.P.	203	13,442
Plains GP Holdings L.P., Class A	131	3,722

		31,030

Total Energy – 5.8%		39,304
Financials
Diversified Banks – 2.4%
Wells Fargo & Co.	302	16,440

Industrial REITs – 1.4%
ProLogis	213	9,287

Other Diversified Financial Services – 5.9%
Citigroup, Inc.	396	20,381
JPMorgan Chase & Co.	319	19,345

		39,726

Property & Casualty Insurance – 2.0%
ACE Ltd.	119	13,306

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	131	12,252

Specialized REITs – 2.0%
Crown Castle International Corp.	169	13,966

Total Financials – 15.5%		104,977
Health Care
Health Care Equipment – 3.3%
Medtronic, Inc.	284	22,161

Pharmaceuticals – 13.1%
Bristol-Myers Squibb Co.	340	21,940
Johnson & Johnson	126	12,706
Merck & Co., Inc.	193	11,076
Pfizer, Inc.	553	19,249
Teva Pharmaceutical Industries Ltd. ADR	385	23,998

		88,969

Total Health Care – 16.4%		111,130
Industrials
Aerospace & Defense – 4.9%
Boeing Co. (The)	98	14,761
Honeywell International, Inc.	176	18,353

		33,114

Commercial Printing – 1.7%
Corrections Corp. of America	293	11,798

Construction Machinery & Heavy Trucks – 0.9%
Caterpillar, Inc.	77	6,198

Industrial Machinery – 2.6%
Eaton Corp.	259	17,613

Railroads – 2.1%
Union Pacific Corp.	130	14,070

Research & Consulting Services – 1.6%
Nielsen Holdings N.V.	237	10,583

Total Industrials – 13.8%		93,376
Information Technology
Data Processing & Outsourced Services – 1.5%
Paychex, Inc.	206	10,221

Semiconductor Equipment – 3.2%
Applied Materials, Inc.	971	21,905

Semiconductors – 4.8%
Analog Devices, Inc.	190	11,989
Microchip Technology, Inc.	138	6,755
Texas Instruments, Inc.	247	14,099

		32,843

Systems Software – 2.6%
Microsoft Corp.(A)	427	17,345

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.(A)	54	6,750
Seagate Technology	352	18,289

		25,039

Total Information Technology – 15.8%		107,353
Materials
Diversified Chemicals – 3.8%
Dow Chemical Co. (The)	243	11,640
PPG Industries, Inc.	61	13,803

		25,443

Total Materials – 3.8%		25,443
Utilities
Electric Utilities – 1.6%
PPL Corp.	316	10,635

Total Utilities – 1.6%		10,635

TOTAL COMMON STOCKS – 91.5%		$619,929
(Cost: $455,857)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 8.6%
Bemis Co., Inc., 0.540%, 4–15–15	$5,000	4,999
Danaher Corp., 0.080%, 4–10–15	8,000	8,000
J.M. Smucker Co. (The), 0.280%, 4–1–15	3,065	3,065
Kellogg Co., 0.520%, 4–22–15	5,000	4,998
Kroger Co. (The), 0.500%, 4–6–15	5,000	5,000
National Oilwell Varco, Inc., 0.160%, 5–13–15	5,000	4,999
Northern Illinois Gas Co., 0.380%, 4–14–15	4,000	3,999
Novartis Finance Corp. (GTD by Novartis AG), 0.100%, 4–9–15	5,000	5,000
St. Jude Medical, Inc., 0.230%, 4–16–15	5,000	4,999
Virginia Electric and Power Co., 0.500%, 4–22–15	5,000	4,999
Wisconsin Electric Power Co., 0.190%, 4–8–15	8,000	8,000

		58,058

Master Note – 0.0%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (C)	31	31

TOTAL SHORT-TERM SECURITIES – 8.6%		$58,089
(Cost: $58,089)

TOTAL INVESTMENT SECURITIES – 100.1%		$678,018
(Cost: $513,946)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(694)

NET ASSETS – 100.0%		$677,324

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $9,183 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	Rate shown is the yield to maturity at March 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Apple, Inc.	N/A	Call	542	May 2015	$138.00	$94	$(43)
McDonald’s Corp.	N/A	Put	720	May 2015	92.50	80	(39)

						$174	$(82)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$619,929	$—	$—
Short-Term Securities	—	58,089	—
Total	$619,929	$58,089	$—
Liabilities
Written Options	$43	$39	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$513,946

Gross unrealized appreciation	173,742
Gross unrealized depreciation	(9,670)

Net unrealized appreciation	$164,072

SCHEDULE OF INVESTMENTS Energy Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 4.1%
Chevron Corp.	24	$2,541
Exxon Mobil Corp.	42	3,528
Royal Dutch Shell plc, Class A(A)	78	2,323
Suncor Energy, Inc.	95	2,790

		11,182

Oil & Gas Drilling – 2.8%
Helmerich & Payne, Inc.	62	4,213
Patterson-UTI Energy, Inc.	178	3,344

		7,557

Oil & Gas Equipment & Services – 19.5%
Baker Hughes, Inc.	147	9,337
Cameron International Corp.(B)	61	2,770
Core Laboratories N.V.	21	2,184
Dril-Quip, Inc.(B)	33	2,278
FMC Technologies, Inc.(B)	59	2,193
Forum Energy Technologies, Inc.(B)	200	3,914
Halliburton Co.	217	9,535
Schlumberger Ltd.	120	10,021
Superior Energy Services, Inc.	188	4,194
Weatherford International Ltd.(B)	509	6,259

		52,685

Oil & Gas Exploration & Production – 34.1%
Anadarko Petroleum Corp.	72	5,933
Antero Resources Corp.(B)	74	2,600
Cabot Oil & Gas Corp.	122	3,606
Canadian Natural Resources Ltd.	129	3,963
Cimarex Energy Co.	72	8,304
Concho Resources, Inc.(B)	53	6,161
ConocoPhillips	58	3,617
Continental Resources, Inc.(B)	121	5,271
EOG Resources, Inc.	88	8,055
Gulfport Energy Corp.(B)	74	3,379
Laredo Petroleum Holdings, Inc.(B)	108	1,411
Memorial Resource Development Corp.(B)	162	2,881
Newfield Exploration Co.(B)	133	4,660
Noble Energy, Inc.	105	5,144
Oasis Petroleum LLC(B)	149	2,114
Parsley Energy, Inc., Class A(B)	311	4,977
Pioneer Natural Resources Co.	41	6,737
Rice Energy, Inc.(B)	216	4,700
RSP Permian, Inc.(B)	155	3,896
Southwestern Energy Co.(B)	95	2,204
Whiting Petroleum Corp.(B)	86	2,645

		92,258

Oil & Gas Refining & Marketing – 12.8%
HollyFrontier Corp.	97	3,894
Marathon Petroleum Corp.	68	6,911
Marathon Petroleum Corp. L.P.	74	5,421
Phillips 66	82	6,449
Tesoro Corp.	72	6,537
Valero Energy Corp.	86	5,465

		34,677

Oil & Gas Storage & Transportation – 13.9%
Columbia Pipeline Partners L.P.(B)	118	3,264
Enbridge, Inc.	63	3,060
Energy Transfer Equity L.P.	88	5,560
MarkWest Energy Partners L.P.	64	4,230

Phillips 66 Partners L.P.	81	5,710
Plains GP Holdings L.P., Class A	70	1,993
Rice Midstream Partners L.P.	87	1,230
Shell Midstream Partners L.P.	36	1,413
Targa Resources Corp.	42	4,042
Valero Energy Partners L.P.	48	2,326
Williams Co., Inc. (The)	95	4,791

		37,619

Total Energy – 87.2%		235,978
Financials
Specialized Finance – 2.0%
CME Group, Inc.	58	5,455

Total Financials – 2.0%		5,455
Industrials
Construction & Engineering – 1.0%
Fluor Corp.	49	2,824

Electrical Components & Equipment – 1.1%
SolarCity Corp.(B)	57	2,907

Railroads – 2.2%
Canadian Pacific Railway Ltd.	20	3,709
Kansas City Southern	21	2,169

		5,878

Total Industrials – 4.3%		11,609
Information Technology
Semiconductor Equipment – 0.5%
SolarEdge Technologies, Inc.(B)	59	1,283

Total Information Technology – 0.5%		1,283

TOTAL COMMON STOCKS – 94.0%		$254,325
(Cost: $203,110)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 5.4%
Danaher Corp., 0.080%, 4–10–15	$4,000	4,000
J.M. Smucker Co. (The), 0.280%, 4–1–15	3,839	3,839
Kroger Co. (The), 0.310%, 4–7–15	3,000	3,000
National Oilwell Varco, Inc., 0.160%, 5–13–15	4,000	3,999

		14,838

Master Note – 0.6%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (D)	1,506	1,506

TOTAL SHORT-TERM SECURITIES – 6.0%		$16,344
(Cost: $16,344)

TOTAL INVESTMENT SECURITIES – 100.0%		$270,669
(Cost: $219,454)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		8

NET ASSETS – 100.0%		$270,677

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$254,325	$—	$—
Short-Term Securities	—	16,344	—
Total	$254,325	$16,344	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$219,454

Gross unrealized appreciation	57,735
Gross unrealized depreciation	(6,520)

Net unrealized appreciation	$51,215

SCHEDULE OF INVESTMENTS Global Growth Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Telecommunication Services – 1.8%
Telstra Corp. Ltd. ADR	2,364	$11,362

Total Australia – 1.8%		$11,362
Canada
Industrials – 1.6%
Canadian Pacific Railway Ltd.	57	10,485

Total Canada – 1.6%		$10,485
China
Consumer Discretionary – 1.8%
JD.com, Inc. ADR(A)	389	11,437

Industrials – 1.1%
CAR, Inc.(A)	3,643	6,908

Information Technology – 1.8%
Baidu.com, Inc. ADR(A)	57	11,793

Total China – 4.7%		$30,138
France
Consumer Discretionary – 1.3%
Hermes International	2	749
LVMH Moet Hennessy - Louis Vuitton	44	7,682

		8,431

Industrials – 3.2%
European Aeronautic Defence and Space Co.	117	7,631
Safran	184	12,883

		20,514

Information Technology – 1.9%
Cap Gemini S.A.	153	12,582

Materials – 1.0%
L Air Liquide S.A.	49	6,328

Total France – 7.4%		$47,855
Germany
Consumer Discretionary – 2.3%
Continental AG	61	14,435

Health Care – 4.3%
Bayer AG	78	11,801
Fresenius SE & Co. KGaA	268	15,993

		27,794

Total Germany – 6.6%		$42,229
India
Consumer Staples – 1.1%
ITC Ltd.	1,407	7,327

Total India – 1.1%		$7,327
Israel
Health Care – 2.8%
Teva Pharmaceutical Industries Ltd. ADR	286	17,829

Total Israel – 2.8%		$17,829
Italy
Financials – 1.6%
Azimut Holding S.p.A.	367	10,481

Total Italy – 1.6%		$10,481
Japan
Consumer Discretionary – 3.6%
Fuji Heavy Industries Ltd.	690	22,974

Industrials – 2.2%
Komatsu Ltd.	422	8,319
Mitsubishi Electric Corp.	526	6,265

		14,584

Information Technology – 2.4%
Tokyo Electron Ltd.	219	15,319

Total Japan – 8.2%		$52,877
Macau
Consumer Discretionary – 0.9%
Galaxy Entertainment Group	1,339	6,097

Total Macau – 0.9%		$6,097
Netherlands
Consumer Discretionary – 1.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	268	7,604

Information Technology – 2.7%
ASML Holding N.V., NY Registry Shares	71	7,215
NXP Semiconductors N.V.(A)	103	10,377

		17,592

Total Netherlands – 3.9%		$25,196
Spain
Financials – 1.3%
CaixaBank S.A.	1,794	8,517

Total Spain – 1.3%		$8,517
Switzerland
Health Care – 1.1%
Novartis AG, Registered Shares	71	6,984

Total Switzerland – 1.1%		$6,984
Taiwan
Information Technology – 0.5%
MediaTek, Inc.	225	3,045

Total Taiwan – 0.5%		$3,045
United Kingdom
Consumer Staples – 1.4%
SABMiller plc	170	8,937

Energy – 1.1%
Royal Dutch Shell plc, Class A	245	7,347

Financials – 3.5%
Aviva plc	864	6,921
Prudential plc	618	15,321

		22,242

Health Care – 2.2%
Shire plc	176	14,010

Total United Kingdom – 8.2%		$52,536
United States
Consumer Discretionary – 12.6%
Amazon.com, Inc.(A)	43	15,861
Carnival Corp.	182	8,711
Hilton Worldwide Holdings, Inc.(A)	412	12,191
Home Depot, Inc. (The)	85	9,673
Limited Brands, Inc.	193	18,235
Time Warner Cable, Inc.	112	16,723

		81,394

Consumer Staples – 3.8%
Coca-Cola Co. (The)	281	11,397
InBev N.V.	108	13,183

		24,580

Energy – 2.4%
Halliburton Co.	192	8,428
Schlumberger Ltd.	81	6,772

		15,200

Financials – 1.5%
American Express Co.	126	9,811

Health Care – 9.2%
Biogen, Inc.(A)	46	19,269
Gilead Sciences, Inc.(A)	159	15,599
HCA Holdings, Inc.(A)	188	14,137
Medtronic, Inc.	133	10,345

		59,350

Industrials – 3.6%
J.B. Hunt Transport Services, Inc.	179	15,301
Kansas City Southern	76	7,780

		23,081

Information Technology – 8.6%
Cognizant Technology Solutions Corp., Class A(A)	254	15,830
Google, Inc., Class C(A)	24	12,916
Micron Technology, Inc.(A)	270	7,335
Visa, Inc., Class A	295	19,315

		55,396

Telecommunication Services – 3.8%
Level 3 Communications, Inc.(A)	242	13,015
SBA Communications Corp.(A)	98	11,467

		24,482

Total United States – 45.5%		$293,294

TOTAL COMMON STOCKS – 97.2%		$626,252
(Cost: $518,393)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 3.0%
CVS Caremark Corp. 0.450%, 4–10–15	$5,000	4,999
National Oilwell Varco, Inc. 0.160%, 5–13–15	15,000	14,997

		19,996

Master Note – 0.1%
Toyota Motor Credit Corp. 0.130%, 4–1–15(C)	560	560

United States Government Agency Obligations – 1.1%
Overseas Private Investment Corp. (GTD by U.S. Government) 0.110%, 4–7–15(C)	6,800	6,800

TOTAL SHORT-TERM SECURITIES – 4.2%		$27,356
(Cost: $27,357)

TOTAL INVESTMENT SECURITIES – 101.4%		$653,608
(Cost: $545,750)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(9,099)

NET ASSETS – 100.0%		$644,509

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2015.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	15,600	U.S. Dollar	23,512	4-13-15	Morgan Stanley International	$373	$—
Euro	30,155	U.S. Dollar	32,458	4-13-15	Morgan Stanley International	29	—
						$402	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$626,252	$—	$—
Short-Term Securities	—	27,356	—
Total	$626,252	$27,356	$—
Forward Foreign Currency Contracts	$—	$402	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$545,750

Gross unrealized appreciation	121,385
Gross unrealized depreciation	(13,527)

Net unrealized appreciation	$107,858

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 4.6%
DSW, Inc., Class A	613	$22,621
Ross Stores, Inc.	278	29,304
Urban Outfitters, Inc.(A)	830	37,895

		89,820

Apparel, Accessories & Luxury Goods – 5.2%
Burberry Group plc(B)	930	23,921
Carter’s, Inc.	322	29,744
Fifth & Pacific Co., Inc.(A)	471	15,720
Polo Ralph Lauren Corp.(C)	117	15,372
Under Armour, Inc., Class A(A)	197	15,934

		100,691

Auto Parts & Equipment – 1.0%
Gentex Corp.	1,098	20,089

Department Stores – 1.5%
Nordstrom, Inc.	356	28,569

Internet Retail – 0.6%
TripAdvisor, Inc.(A)	144	11,944

Leisure Products – 2.1%
Mattel, Inc.	978	22,338
Polaris Industries, Inc.	137	19,277

		41,615

Restaurants – 1.7%
Dunkin’ Brands Group, Inc.(C)	708	33,687

Specialty Stores – 3.2%
Tiffany & Co.	236	20,738
Ulta Salon, Cosmetics & Fragrance, Inc.(A)	268	40,451

		61,189

Total Consumer Discretionary – 19.9%		387,604
Consumer Staples
Distillers & Vintners – 0.9%
Brown-Forman Corp., Class B	194	17,517

Food Retail – 1.0%
Whole Foods Market, Inc.	375	19,549

Packaged Foods & Meats – 4.5%
Hain Celestial Group, Inc. (The)(A)	647	41,441
Mead Johnson Nutrition Co.(C)	456	45,829

		87,270

Personal Products – 1.0%
Coty, Inc., Class A	853	20,699

Total Consumer Staples – 7.4%		145,035
Energy
Oil & Gas Equipment & Services – 0.7%
Dril-Quip, Inc.(A)	205	13,986

Oil & Gas Exploration & Production – 6.0%
Cabot Oil & Gas Corp.	898	26,530
Cimarex Energy Co.	136	15,639
Continental Resources, Inc.(A)	624	27,236
Noble Energy, Inc.	360	17,627
Oasis Petroleum LLC(A)	775	11,015
Southwestern Energy Co.(A)	833	19,319

		117,366

Total Energy – 6.7%		131,352
Financials
Asset Management & Custody Banks – 3.7%
Northern Trust Corp.	832	57,938
Oaktree Capital Group LLC	283	14,609

		72,547

Regional Banks – 5.0%
First Republic Bank	729	41,605
Signature Bank(A)	331	42,917
UMB Financial Corp.	250	13,223

		97,745

Specialized Finance – 1.3%
CME Group, Inc.	272	25,726

Total Financials – 10.0%		196,018
Health Care
Biotechnology – 6.7%
ACADIA Pharmaceuticals, Inc.(A)	433	14,119
Alkermes plc(A)	469	28,576
BioMarin Pharmaceutical, Inc.(A)	304	37,871
Incyte Corp.(A)	221	20,215
Medivation, Inc.(A)	230	29,660

		130,441

Health Care Distributors – 1.5%
Henry Schein, Inc.(A)	205	28,629

Health Care Equipment – 4.7%
Intuitive Surgical, Inc.(A)	108	54,512
Varian Medical Systems, Inc.(A)	397	37,365

		91,877

Health Care Facilities – 1.1%
Acadia Healthcare Co., Inc.(A)	312	22,348

Health Care Supplies – 1.3%
Align Technology, Inc.(A)	460	24,724

Health Care Technology – 1.2%
Cerner Corp.(A)(C)	317	23,250

Pharmaceuticals – 1.9%
Zoetis, Inc.	803	37,151

Total Health Care – 18.4%		358,420
Industrials
Air Freight & Logistics – 2.4%
Expeditors International of Washington, Inc.	953	45,919

Building Products – 2.0%
Fortune Brands Home & Security, Inc.	830	39,408

Construction Machinery & Heavy Trucks – 0.9%
Joy Global, Inc.	468	18,333

Electrical Components & Equipment – 1.2%
Generac Holdings, Inc.(A)	78	3,805
Polypore International, Inc.(A)(D)	333	19,594

		23,399

Environmental & Facilities Services – 1.6%
Stericycle, Inc.(A)	218	30,613

Industrial Machinery – 1.5%
Flowserve Corp.	524	29,590

Research & Consulting Services – 4.5%
CoStar Group, Inc.(A)	158	31,253
Towers Watson & Co., Class A	189	25,023
Verisk Analytics, Inc., Class A(A)	444	31,694

		87,970

Trading Companies & Distributors – 1.9%
Fastenal Co.	889	36,831

Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	115	9,828

Total Industrials – 16.5%		321,891
Information Technology
Application Software – 1.3%
ANSYS, Inc.(A)	289	25,505

Communications Equipment – 1.2%
F5 Networks, Inc.(A)	212	24,352

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp.(A)	102	30,325

Home Entertainment Software – 3.1%
Electronic Arts, Inc.(A)(C)	1,015	59,695

Internet Software & Services – 4.2%
GrubHub, Inc.(A)	602	27,323
Pandora Media, Inc.(A)	2,097	34,000
WebMD Health Corp., Class A(A)	453	19,861

		81,184

IT Consulting & Other Services – 1.6%
Teradata Corp.(A)	700	30,880

Semiconductors – 2.3%
Microchip Technology, Inc.	923	45,151

Systems Software – 1.4%
ServiceNow, Inc.(A)	336	26,498

Technology Hardware, Storage & Peripherals – 0.8%
SanDisk Corp.	235	14,978

Total Information Technology – 17.4%		338,568

Materials
Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Co. (The)	327	21,971

Specialty Chemicals – 1.0%
Valspar Corp. (The)	223	18,755

Total Materials – 2.1%		40,726

TOTAL COMMON STOCKS – 98.4%		$1,919,614
(Cost: $1,424,997)

SHORT-TERM SECURITIES	Principal
Commercial Paper(E) – 1.6%
Air Products and Chemicals, Inc.,
0.170%, 4–8–15	$2,000	2,000
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.110%, 5–7–15	5,000	4,999
Clorox Co. (The),
0.420%, 4–13–15	5,000	4,999
J.M. Smucker Co. (The),
0.280%, 4–1–15	4,483	4,483
Kroger Co. (The),
0.500%, 4–6–15	4,000	4,000
National Oilwell Varco, Inc.,
0.130%, 4–15–15	10,000	10,000

		30,481

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (F)	693	693

TOTAL SHORT-TERM SECURITIES – 1.6%		$31,174
(Cost: $31,174)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,950,788
(Cost: $1,456,171)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		146

NET ASSETS – 100.0%		$1,950,934

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $349 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $4,188 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at March 31, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
ACADIA Pharmaceuticals, Inc.	Goldman Sachs International	Put	2,066	May 2015	$28.00	$256	$(150)
Dril-Quip, Inc.	Citibank N.A.	Call	1,084	April 2015	70.00	130	(103)
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	1,093	May 2015	85.00	382	(513)
						$768	$(766)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,919,614	$—	$—
Short-Term Securities	—	31,174	—
Total	$1,919,614	$31,174	$—
Liabilities
Written Options	$—	$766	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,456,171

Gross unrealized appreciation	584,730
Gross unrealized depreciation	(90,113)

Net unrealized appreciation	$494,617

SCHEDULE OF INVESTMENTS Science and Technology Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Consumer Electronics – 3.5%
Garmin Ltd.	878	$41,728
Harman International Industries, Inc.	705	94,209

		135,937

Total Consumer Discretionary – 3.5%		135,937
Financials
Office REITs – 0.8%
QTS Realty Trust, Inc., Class A	828	30,140

Total Financials – 0.8%		30,140
Health Care
Biotechnology – 8.2%
Evogene Ltd.(A)	1,155	10,188
FibroGen, Inc.(A)	480	15,076
Isis Pharmaceuticals, Inc.(A)	1,987	126,506
Spark Therapeutics, Inc.(A)	75	5,785
Vertex Pharmaceuticals, Inc.(A)	1,354	159,779

		317,334

Health Care Equipment – 0.8%
Avinger, Inc.(A)(B)	853	9,459
Cardiovascular Systems, Inc.(A)	550	21,468

		30,927

Health Care Facilities – 2.3%
Tenet Healthcare Corp.(A)	1,795	88,856

Health Care Technology – 3.2%
Cerner Corp.(A)	1,505	110,227
Inovalon Holdings, Inc., Class A(A)	488	14,750

		124,977

Life Sciences Tools & Services – 1.1%
PRA Health Sciences, Inc.(A)	1,460	42,110

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	1,548	96,434

Total Health Care – 18.1%		700,638
Industrials
Building Products – 0.8%
Advanced Drainage Systems, Inc.	1,119	33,513

Construction & Engineering – 2.3%
Abengoa S.A., Class B(C)	8,713	31,665
Abengoa S.A., Class B ADR	3,118	56,499

		88,164

Industrial Machinery – 1.9%
Pentair, Inc.	1,165	73,260

Total Industrials – 5.0%		194,937
Information Technology
Application Software – 9.5%
ACI Worldwide, Inc.(A)	5,362	116,144
Aspen Technology, Inc.(A)	4,373	168,320
Globant S.A.(A)	716	15,073
Mobileye N.V.(A)	864	36,305
Silver Spring Networks, Inc.(A)(B)	3,624	32,394

		368,236

Communications Equipment – 0.8%
Ruckus Wireless, Inc.(A)	2,547	32,781

Data Processing & Outsourced Services – 13.3%
Alliance Data Systems Corp.(A)	700	207,419
Euronet Worldwide, Inc.(A)	2,409	141,538
EVERTEC, Inc.	1,605	35,090
QIWI plc ADR	1,442	34,632
WNS (Holdings) Ltd. ADR(A)(B)	3,921	95,365

		514,044

Electronic Components – 1.8%
Universal Display Corp.(A)	1,498	70,011

Electronic Equipment & Instruments – 0.9%
FLIR Systems, Inc.	1,071	33,488

Internet Software & Services – 8.2%
21Vianet Group, Inc. ADR(A)	1,239	21,874
Alibaba Group Holding Ltd. ADR(A)	453	37,674
Baidu.com, Inc. ADR(A)	94	19,485
Facebook, Inc., Class A(A)	1,031	84,723
Google, Inc., Class A(A)	86	47,538
Google, Inc., Class C(A)	80	43,676
Twitter, Inc.(A)	1,230	61,578

		316,548

IT Consulting & Other Services – 6.3%
Acxiom Corp.(A)(B)	4,383	81,050
EPAM Systems, Inc.(A)	568	34,826
iGATE Corp.(A)	3,003	128,108
Virtusa Corp.(A)	58	2,388

		246,372

Semiconductor Equipment – 1.2%
Nanometrics, Inc.(A)	977	16,435
Photronics, Inc.(A)(B)	3,419	29,062

		45,497

Semiconductors – 21.6%
Broadcom Corp., Class A	497	21,513
Cree, Inc.(A)	1,595	56,592
Cypress Semiconductor Corp.	4,404	62,142
Dialog Semiconductor plc(A)(C)	884	39,984
Intel Corp.	1,103	34,497
Marvell Technology Group Ltd.	3,125	45,930
Micron Technology, Inc.(A)	9,441	256,140
Microsemi Corp.(A)	2,649	93,778
NXP Semiconductors N.V.(A)	1,146	114,983
Rambus, Inc.(A)	4,298	54,046
Semtech Corp.(A)	2,106	56,117

		835,722

Systems Software – 2.0%
Microsoft Corp.	1,907	77,509

Total Information Technology – 65.6%		2,540,208
Materials
Commodity Chemicals – 0.3%
BioAmber, Inc.(A)(B)	1,644	14,316

Fertilizers & Agricultural Chemicals – 0.2%
Marrone Bio Innovations, Inc.(A)(B)	1,828	7,073

Total Materials – 0.5%		21,389
Telecommunication Services
Alternative Carriers – 1.0%
Zayo Group Holdings, Inc.(A)	1,408	39,379

Integrated Telecommunication Services – 0.9%
China Unicom Ltd.(C)	13,240	20,152
Windstream Corp.	1,870	13,836

		33,988

Total Telecommunication Services – 1.9%		73,367
Utilities
Renewable Electricity – 0.8%
Abengoa Yield plc	905	30,574

Total Utilities – 0.8%		30,574

TOTAL COMMON STOCKS – 96.2%		$3,727,190
(Cost: $2,072,795)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber, Inc.(B)(D)	1,423	2,262

TOTAL WARRANTS – 0.0%		$2,262
(Cost: $167)

SHORT-TERM SECURITIES	Principal
Commercial Paper(E) – 4.1%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.110%, 5–7–15	$19,000	18,998
Baxter International, Inc.,
0.610%, 4–14–15	10,000	9,998
Danaher Corp.,
0.080%, 4–10–15	3,000	3,000
Ecolab, Inc.:
0.480%, 4–9–15	5,000	4,999
0.550%, 4–10–15	15,150	15,148
0.530%, 4–20–15	10,000	9,997

General Mills, Inc.,
0.500%, 5–4–15	5,000	4,998
Kellogg Co.,
0.430%, 4–9–15	5,000	4,999
Kroger Co. (The),
0.500%, 4–6–15	8,000	7,999
National Oilwell Varco, Inc.,
0.160%, 5–13–15	8,000	7,998
NBCUniversal Enterprise, Inc.,
0.500%, 4–9–15	10,000	9,999
Novartis Finance Corp. (GTD by Novartis AG),
0.100%, 4–9–15	15,000	15,000
PacifiCorp,
0.430%, 4–6–15	16,875	16,873
Sherwin-Williams Co. (The),
0.300%, 4–27–15	10,000	9,998
Walgreens Boots Alliance, Inc.,
0.500%, 4–10–15	7,000	6,999
Wisconsin Gas LLC,
0.130%, 4–8–15	10,000	10,000

		157,003

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (F)	1,177	1,177

TOTAL SHORT-TERM SECURITIES – 4.1%		$158,180
(Cost: $158,181)

TOTAL INVESTMENT SECURITIES – 100.3%		$3,887,632
(Cost: $2,231,143)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(12,850)

NET ASSETS – 100.0%		$3,874,782

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the yield to maturity at March 31, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,727,190	$—	$—
Warrants	2,262	—	—
Short-Term Securities	—	158,180	—
Total	$3,729,452	$158,180	$—

During the period ended March 31, 2015, securities totaling $3,578 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,231,143

Gross unrealized appreciation	1,728,616
Gross unrealized depreciation	(72,127)

Net unrealized appreciation	$1,656,489

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.8%
Zumiez, Inc.(A)	411	$16,524

Apparel, Accessories & Luxury Goods – 4.1%
Carter’s, Inc.	154	14,231
Fifth & Pacific Co., Inc.(A)	398	13,276
Oxford Industries, Inc.	120	9,046

		36,553

Automotive Retail – 4.0%
Asbury Automotive Group, Inc.(A)	113	9,415
Corner Store Holdings, Inc.	176	7,723
Lithia Motors, Inc.	75	7,456
Monro Muffler Brake, Inc.	183	11,910

		36,504

Broadcasting – 0.3%
Townsquare Media, Inc.(A)	221	2,842

Distributors – 1.5%
Pool Corp.	198	13,799

General Merchandise Stores – 2.0%
Burlington Stores, Inc.(A)	303	17,998

Hotels, Resorts & Cruise Lines – 1.9%
La Quinta Holdings, Inc.(A)	730	17,294

Leisure Facilities – 3.8%
Intrawest Resorts Holdings, Inc.(A)	359	3,131
Vail Resorts, Inc.	299	30,892

		34,023

Restaurants – 5.1%
Dave & Buster’s Entertainment, Inc.(A)	371	11,297
Fiesta Restaurant Group, Inc.(A)	259	15,769
Sonic Corp.	596	18,896

		45,962

Specialty Stores – 0.7%
Cabela’s, Inc., Class A(A)	106	5,951

Total Consumer Discretionary – 25.2%		227,450
Consumer Staples
Food Distributors – 1.3%
United Natural Foods, Inc.(A)	146	11,248

Packaged Foods & Meats – 1.2%
Lance, Inc.	352	11,247

Total Consumer Staples – 2.5%		22,495
Energy
Oil & Gas Equipment & Services – 0.8%
Matrix Service Co.(A)	426	7,472

Oil & Gas Exploration & Production – 2.0%
Diamondback Energy, Inc.(A)	122	9,351
RSP Permian, Inc.(A)	156	3,930
Viper Energy Partners L.P.	265	4,832

		18,113

Total Energy – 2.8%		25,585
Financials
Asset Management & Custody Banks – 2.5%
Financial Engines, Inc.	124	5,199
WisdomTree Investment, Inc.	827	17,752

		22,951

Consumer Finance – 2.2%
First Cash Financial Services, Inc.(A)	131	6,075
Portfolio Recovery Associates, Inc.(A)	245	13,283

		19,358

Investment Banking & Brokerage – 1.4%
Moelis & Co., Class A	416	12,524

Real Estate Services – 0.9%
RE/MAX Holdings, Inc., Class A	244	8,116

Regional Banks – 7.1%
Bank of the Ozarks, Inc.	541	19,975
Cathay General Bancorp	428	12,177
IBERIABANK Corp.	150	9,448
SVB Financial Group(A)	179	22,753

		64,353

Total Financials – 14.1%		127,302

Health Care
Biotechnology – 3.2%
ACADIA Pharmaceuticals, Inc.(A)	181	5,912
Cepheid(A)	409	23,261

		29,173

Health Care Equipment – 4.7%
Cardiovascular Systems, Inc.(A)	169	6,602
DexCom, Inc.(A)	498	31,070
Heartware International, Inc.(A)	50	4,399

		42,071

Health Care Facilities – 0.8%
Surgical Care Affiliates, Inc.(A)	217	7,453

Health Care Services – 2.7%
AMN Healthcare Services, Inc.(A)	527	12,162
ExamWorks Group, Inc.(A)	300	12,497

		24,659

Health Care Supplies – 3.1%
Endologix, Inc.(A)	184	3,134
LDR Holding Corp.(A)	282	10,325
Spectranetics Corp. (The)(A)	426	14,804

		28,263

Health Care Technology – 1.0%
Medidata Solutions, Inc.(A)	182	8,935

Pharmaceuticals – 1.0%
Akorn, Inc.(A)	187	8,889

Total Health Care – 16.5%		149,443
Industrials
Air Freight & Logistics – 1.1%
Hub Group, Inc.(A)	259	10,156

Building Products – 0.6%
Apogee Enterprises, Inc.	134	5,780

Construction & Engineering – 0.6%
Primoris Services Corp.	303	5,209

Construction Machinery & Heavy Trucks – 2.3%
Wabash National Corp.(A)	837	11,806
Westinghouse Air Brake Technologies Corp.	96	9,076

		20,882

Human Resource & Employment Services – 0.9%
Kforce, Inc.	356	7,949

Industrial Machinery – 2.9%
CLARCOR, Inc.	228	15,035
Graham Corp.	157	3,754
Tennant Co.	117	7,631

		26,420

Office Services & Supplies – 2.1%
HNI Corp.	340	18,774

Trading Companies & Distributors – 3.8%
Rush Enterprises, Inc.(A)	478	13,073
Watsco, Inc.	171	21,469

		34,542

Trucking – 3.3%
Covenant Transportation Group, Inc., Class A(A)	224	7,415
Landstar System, Inc.	179	11,861
Saia, Inc.(A)	232	10,282

		29,558

Total Industrials – 17.6%		159,270
Information Technology
Application Software – 8.7%
Descartes Systems Group, Inc. (The)(A)(B)	199	2,996
Manhattan Associates, Inc.(A)	255	12,911
Paycom Software, Inc.(A)	125	4,020
SS&C Technologies Holdings, Inc.	256	15,955
Tyler Technologies, Inc.(A)	102	12,258
Ultimate Software Group, Inc. (The)(A)	179	30,385

		78,525

Data Processing & Outsourced Services – 2.5%
Jack Henry & Associates, Inc.	320	22,351

Electronic Equipment & Instruments – 0.7%
MTS Systems Corp.	80	6,037

Internet Software & Services – 2.9%
Demandware, Inc.(A)	215	13,112
GrubHub, Inc.(A)	130	5,914
Textura Corp.(A)	283	7,693

		26,719

IT Consulting & Other Services – 0.8%
Leidos Holdings, Inc.	144	7,394

Semiconductors – 2.6%
Diodes, Inc.(A)	151	4,318
Microsemi Corp.(A)	277	9,806
Power Integrations, Inc.	179	9,333

		23,457

Total Information Technology – 18.2%		164,483

TOTAL COMMON STOCKS – 96.9%		$876,028
(Cost: $568,175)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 2.5%
CVS Caremark Corp., 0.450%, 4–10–15	$6,465	6,464
J.M. Smucker Co. (The), 0.280%, 4–1–15	4,052	4,052
Kellogg Co., 0.470%, 4–6–15	4,000	4,000
Wisconsin Gas LLC, 0.130%, 4–8–15	8,000	8,000

		22,516

Master Note – 0.4%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (D)	3,628	3,628

TOTAL SHORT-TERM SECURITIES – 2.9%		$26,144
(Cost: $26,144)

TOTAL INVESTMENT SECURITIES – 99.8%		$902,172
(Cost: $594,319)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		2,060

NET ASSETS – 100.0%		$904,232

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at March 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at March 31, 2015:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	144,828	Biotech Custom Index	09/09/2015	$18,833	1M LIBOR less 50 bps	$(10)

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$876,028	$—	$—
Short-Term Securities	—	26,144	—
Total	$876,028	$26,144	$—
Liabilities
Total Return Swaps	$—	$10	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$594,319

Gross unrealized appreciation	311,876
Gross unrealized depreciation	(4,023)

Net unrealized appreciation	$307,853

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 3.6%
Limited Brands, Inc.	134	$12,663

Broadcasting – 0.5%
CBS Corp., Class B	30	1,801

Cable & Satellite – 3.6%
Comcast Corp., Class A	113	6,404
Time Warner Cable, Inc.	41	6,160

		12,564

Casinos & Gaming – 1.1%
Las Vegas Sands, Inc.	45	2,488
Wynn Resorts Ltd.	12	1,535

		4,023

Footwear – 2.0%
NIKE, Inc., Class B	70	7,003

Hotels, Resorts & Cruise Lines – 2.2%
Hilton Worldwide Holdings, Inc.(A)	163	4,813
Starwood Hotels & Resorts Worldwide, Inc.	34	2,839

		7,652

Internet Retail – 6.6%
Amazon.com, Inc.(A)	31	11,639
JD.com, Inc. ADR(A)	129	3,780
priceline.com, Inc.(A)	7	7,916

		23,335

Movies & Entertainment – 1.5%
Twenty-First Century Fox, Inc., Class A	157	5,313

Total Consumer Discretionary – 21.1%		74,354
Consumer Staples
Brewers – 1.2%
Anheuser-Busch InBev S.A. ADR	35	4,279

Food Retail – 1.6%
Casey’s General Stores, Inc.	61	5,502

Hypermarkets & Super Centers – 1.5%
Costco Wholesale Corp.	35	5,325

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Co.	41	4,162

Personal Products – 1.5%
Estee Lauder Co., Inc. (The), Class A	65	5,431

Tobacco – 0.7%
Philip Morris International, Inc.	34	2,576

Total Consumer Staples – 7.7%		27,275
Energy
Oil & Gas Equipment & Services – 2.8%
Halliburton Co.	127	5,568
Schlumberger Ltd.	52	4,373

		9,941

Total Energy – 2.8%		9,941
Health Care
Biotechnology – 9.5%
ACADIA Pharmaceuticals, Inc.(A)	85	2,773
Alexion Pharmaceuticals, Inc.(A)	29	5,078
Biogen, Inc.(A)	20	8,445
Gilead Sciences, Inc.(A)	85	8,370
Incyte Corp.(A)	51	4,629
Vertex Pharmaceuticals, Inc.(A)	34	4,058

		33,353

Health Care Facilities – 2.8%
HCA Holdings, Inc.(A)	62	4,642
Universal Health Services, Inc., Class B	46	5,403

		10,045

Pharmaceuticals – 11.5%
Actavis plc(A)	47	13,911
Bristol-Myers Squibb Co.	127	8,211
Shire Pharmaceuticals Group plc ADR	40	9,667
Teva Pharmaceutical Industries Ltd. ADR	138	8,573

		40,362

Total Health Care – 23.8%		83,760

Industrials
Aerospace & Defense – 3.2%
Boeing Co. (The)	57	8,509
Precision Castparts Corp.	14	2,835

		11,344

Industrial Machinery – 0.9%
Pall Corp.	32	3,243

Railroads – 3.1%
Kansas City Southern	35	3,553
Union Pacific Corp.	67	7,224

		10,777

Research & Consulting Services – 2.7%
Verisk Analytics, Inc., Class A(A)	135	9,617

Trucking – 2.2%
J.B. Hunt Transport Services, Inc.	89	7,609

Total Industrials – 12.1%		42,590
Information Technology
Application Software – 5.4%
Adobe Systems, Inc.(A)	125	9,243
salesforce.com, Inc.(A)	146	9,761

		19,004

Communications Equipment – 0.6%
F5 Networks, Inc.(A)	17	2,000

Data Processing & Outsourced Services – 7.3%
FleetCor Technologies, Inc.(A)	42	6,263
MasterCard, Inc., Class A	109	9,434
Visa, Inc., Class A	155	10,125

		25,822

Internet Software & Services – 5.5%
Facebook, Inc., Class A(A)	96	7,893
Google, Inc., Class A(A)	11	6,046
Google, Inc., Class C(A)	10	5,425

		19,364

Semiconductor Equipment – 1.6%
Applied Materials, Inc.	257	5,787

Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.	123	15,261

Total Information Technology – 24.7%		87,238
Telecommunication Services
Wireless Telecommunication Service – 2.3%
SBA Communications Corp.(A)	69	8,021

Total Telecommunication Services – 2.3%		8,021

TOTAL COMMON STOCKS – 94.5%		$333,179
(Cost: $224,165)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 4.7%
Kellogg Co., 0.480%, 4–13–15	$2,200	2,200
Kroger Co. (The):
0.280%, 4–1–15	3,757	3,757
0.500%, 4–6–15	5,000	5,000
National Oilwell Varco, Inc., 0.160%, 5–13–15	2,500	2,499
USAA Capital Corp., 0.080%, 4–2–15	3,000	3,000

		16,456

Master Note – 0.7%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (C)	2,573	2,573

TOTAL SHORT-TERM SECURITIES – 5.4%		$19,029
(Cost: $19,029)

TOTAL INVESTMENT SECURITIES – 99.9%		$352,208
(Cost: $243,194)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		184

NET ASSETS – 100.0%		$352,392

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2015.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$333,179	$—	$—
Short-Term Securities	—	19,029	—
Total	$333,179	$19,029	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$243,194

Gross unrealized appreciation	109,143
Gross unrealized depreciation	(129)

Net unrealized appreciation	$109,014

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 3.0%
Magna International, Inc.	522	$28,011

Cable & Satellite – 7.8%
Comcast Corp., Class A	401	22,644
Time Warner Cable, Inc.	329	49,266

		71,910

Casinos & Gaming – 3.0%
Las Vegas Sands, Inc.	504	27,724

Department Stores – 2.5%
Macy’s, Inc.	355	23,030

Homebuilding – 2.0%
Pulte Homes, Inc.	835	18,562

Hotels, Resorts & Cruise Lines – 2.4%
Wyndham Worldwide Corp.	241	21,839

Total Consumer Discretionary – 20.7%		191,076
Consumer Staples
Brewers – 1.7%
Molson Coors Brewing Co., Class B	209	15,553

Drug Retail – 1.3%
CVS Caremark Corp.	115	11,817

Soft Drinks – 2.6%
Coca-Cola Enterprises, Inc.	546	24,136

Tobacco – 3.4%
Philip Morris International, Inc.	419	31,563

Total Consumer Staples – 9.0%		83,069
Energy
Oil & Gas Refining & Marketing – 2.8%
Marathon Petroleum Corp.(A)	255	26,064

Oil & Gas Storage & Transportation – 4.9%
MarkWest Energy Partners L.P.	207	13,703
Regency Energy Partners L.P.	406	9,284
Targa Resources Partners L.P.	263	10,868
VTTI Energy Partners L.P.	465	11,548

		45,403

Total Energy – 7.7%		71,467
Financials
Asset Management & Custody Banks – 3.0%
State Street Corp.	375	27,603

Consumer Finance – 4.6%
Capital One Financial Corp.	537	42,334

Diversified Banks – 1.5%
Bank of America Corp.	887	13,656

Life & Health Insurance – 3.5%
MetLife, Inc.	632	31,937

Multi-Line Insurance – 5.3%
American International Group, Inc.	897	49,169

Other Diversified Financial Services – 4.6%
Citigroup, Inc.(A)	833	42,937

Regional Banks – 2.1%
Regions Financial Corp.	2,049	19,365

Reinsurance – 3.0%
Reinsurance Group of America, Inc.	298	27,778

Total Financials – 27.6%		254,779
Health Care
Biotechnology – 2.5%
Amgen, Inc.	145	23,194

Health Care Facilities – 2.7%
HCA Holdings, Inc.(B)	333	25,067

Managed Health Care – 5.1%
Aetna, Inc.	129	13,753
Humana, Inc.	135	23,997
WellPoint, Inc.	61	9,342

		47,092

Pharmaceuticals – 4.3%
Teva Pharmaceutical Industries Ltd. ADR(A)	630	39,274

Total Health Care – 14.6%		134,627
Information Technology
Electronic Equipment & Instruments – 3.0%
Xerox Corp.	2,128	27,345

Semiconductors – 2.2%
Micron Technology, Inc.(B)	767	20,806

Technology Hardware, Storage & Peripherals – 6.6%
SanDisk Corp.(A)	367	23,349
Western Digital Corp.(A)	411	37,441

		60,790

Total Information Technology – 11.8%		108,941
Materials
Diversified Chemicals – 2.5%
Dow Chemical Co. (The)	476	22,853

Total Materials – 2.5%		22,853
Utilities
Electric Utilities – 1.9%
Exelon Corp.	511	17,164

Total Utilities – 1.9%		17,164

TOTAL COMMON STOCKS – 95.8%		$883,976
(Cost: $720,319)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 5.4%
Air Products and Chemicals, Inc., 0.170%, 4–8–15	$5,000	5,000
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 0.110%, 5–7–15	5,000	4,999
CVS Caremark Corp., 0.470%, 4–27–15	10,000	9,996
Essilor International S.A., 0.150%, 4–8–15	5,000	5,000
General Mills, Inc., 0.470%, 4–7–15	5,145	5,145
Kroger Co. (The), 0.500%, 4–6–15	10,000	9,999
Virginia Electric and Power Co.: 0.480%, 4–21–15	5,000	4,999
0.520%, 5–4–15	5,000	4,998

		50,136

Master Note – 0.4%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (D)	3,802	3,802

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government), 0.110%, 4–1–15 (D)	1,679	1,679

TOTAL SHORT-TERM SECURITIES – 6.0%		$55,617
(Cost: $55,617)

TOTAL INVESTMENT SECURITIES – 101.8%		$939,593
(Cost: $775,936)

LIABILITIES, NET OF CASH AND OTHER ASSETS(E) – (1.8)%		(16,494)

NET ASSETS – 100.0%		$923,099

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $19,094 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

(E)	Cash of $350 is pledged in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following written options were outstanding at March 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Las Vegas Sands, Inc.	N/A	Put	854	April 2015	$47.50	$37	$(5)
Marathon Petroleum Corp.	N/A	Call	570	April 2015	92.50	67	(624)
Regions Financial Corp.	Credit Suisse (USA), Inc.	Call	20,492	May 2015	10.00	235	(246)
Teva Pharmaceutical Industries Ltd. ADR	N/A	Call	467	June 2015	62.50	81	(125)
Time Warner Cable, Inc.	N/A	Put	618	May 2015	125.00	122	(45)
VTTI Energy Partners L.P.	Citibank N.A.	Put	1,183	April 2015	20.00	76	(15)
	Credit Suisse (USA), Inc.	Put	1,191	May 2015	22.50	37	(54)
Western Digital Corp.	N/A	Call	437	April 2015	115.00	75	(2)
						$730	$(1,116)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$883,976	$—	$—
Short-Term Securities	—	55,617	—
Total	$883,976	$55,617	$—
Liabilities
Written Options	$175	$941	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$775,936

Gross unrealized appreciation	179,649
Gross unrealized depreciation	(15,992)

Net unrealized appreciation	$163,657

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.2%
Limited Brands, Inc.	198	$18,698

Apparel, Accessories & Luxury Goods – 1.0%
Under Armour, Inc., Class A(A)	183	14,785

Automotive Retail – 2.1%
AutoZone, Inc.(A)	12	8,186
O’Reilly Automotive, Inc.(A)	110	23,700

		31,886

Broadcasting – 0.7%
CBS Corp., Class B	181	10,956

Cable & Satellite – 1.7%
Comcast Corp., Class A	447	25,242

Casinos & Gaming – 0.9%
Las Vegas Sands, Inc.	143	7,843
Wynn Resorts Ltd.	48	6,068

		13,911

Consumer Electronics – 3.3%
Harman International Industries, Inc.	380	50,766

Footwear – 1.5%
NIKE, Inc., Class B	222	22,303

Home Improvement Retail – 3.6%
Home Depot, Inc. (The)	479	54,362

Hotels, Resorts & Cruise Lines – 2.4%
Hilton Worldwide Holdings, Inc.(A)	1,222	36,190

Internet Retail – 2.6%
Amazon.com, Inc.(A)	71	26,233
priceline.com, Inc.(A)	12	13,504

		39,737

Motorcycle Manufacturers – 1.0%
Harley-Davidson, Inc.	253	15,355

Restaurants – 1.2%
Starbucks Corp.	191	18,050

Specialty Stores – 2.0%
Ulta Salon, Cosmetics & Fragrance, Inc.(A)	202	30,517

Total Consumer Discretionary – 25.2%		382,758
Consumer Staples
Brewers – 2.2%
Anheuser-Busch InBev S.A. ADR	276	33,647

Personal Products – 0.3%
Estee Lauder Co., Inc. (The), Class A	58	4,782

Total Consumer Staples – 2.5%		38,429
Energy
Oil & Gas Exploration & Production – 1.1%
EOG Resources, Inc.	187	17,164

Total Energy – 1.1%		17,164
Health Care
Biotechnology – 13.5%
Alexion Pharmaceuticals, Inc.(A)	20	3,466
Biogen, Inc.(A)	165	69,543
Celgene Corp.(A)	584	67,312
Gilead Sciences, Inc.(A)	558	54,786
Vertex Pharmaceuticals, Inc.(A)	82	9,626

		204,733

Health Care Facilities – 3.0%
HCA Holdings, Inc.(A)	599	45,025

Pharmaceuticals – 7.5%
Actavis plc(A)	161	47,898
Bristol-Myers Squibb Co.	674	43,447
Shire Pharmaceuticals Group plc ADR	97	23,211

		114,556

Total Health Care – 24.0%		364,314

Industrials
Aerospace & Defense – 1.7%
Boeing Co. (The)	173	25,949

Railroads – 6.5%
Canadian Pacific Railway Ltd.	241	43,939
Kansas City Southern	115	11,780
Union Pacific Corp.	394	42,642

		98,361

Total Industrials – 8.2%		124,310
Information Technology
Application Software – 1.9%
Adobe Systems, Inc.(A)	391	28,911

Data Processing & Outsourced Services – 10.0%
Alliance Data Systems Corp.(A)	25	7,406
FleetCor Technologies, Inc.(A)	168	25,340
MasterCard, Inc., Class A	757	65,371
Visa, Inc., Class A	815	53,322

		151,439

Internet Software & Services – 8.1%
Facebook, Inc., Class A(A)	535	43,993
Google, Inc., Class A(A)	37	20,302
Google, Inc., Class C(A)	50	27,510
LinkedIn Corp., Class A(A)	125	31,332

		123,137

IT Consulting & Other Services – 2.5%
Cognizant Technology Solutions Corp., Class A(A)	621	38,750

Semiconductor Equipment – 3.2%
Applied Materials, Inc.	2,023	45,630
Lam Research Corp.	54	3,793

		49,423

Semiconductors – 2.7%
NXP Semiconductors N.V.(A)	334	33,540
Texas Instruments, Inc.	132	7,560

		41,100

Technology Hardware, Storage & Peripherals – 5.4%
Apple, Inc.	659	81,984

Total Information Technology – 33.8%		514,744
Materials
Diversified Chemicals – 1.1%
PPG Industries, Inc.	73	16,397

Total Materials – 1.1%		16,397
Telecommunication Services
Wireless Telecommunication Service – 1.8%
American Tower Corp., Class A	180	16,975
SBA Communications Corp.(A)	89	10,434

		27,409

Total Telecommunication Services – 1.8%		27,409

TOTAL COMMON STOCKS – 97.7%		$1,485,525
(Cost: $917,098)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 2.0%
Danaher Corp., 0.080%, 4–10–15	$5,000	5,000
J.M. Smucker Co. (The), 0.280%, 4–1–15	8,551	8,551
Kroger Co. (The), 0.310%, 4–7–15	3,000	2,999
Novartis Finance Corp. (GTD by Novartis AG), 0.110%, 4–6–15	5,000	5,000
Unilever Capital Corp. (GTD by Unilever N.V.), 0.140%, 4–8–15	5,000	5,000
USAA Capital Corp., 0.080%, 4–2–15	4,000	4,000

		30,550

Master Note – 0.3%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (C)	4,775	4,775

TOTAL SHORT-TERM SECURITIES – 2.3%		$35,325
(Cost: $35,325)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,520,850
(Cost: $952,423)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(28)

NET ASSETS – 100.0%		$1,520,822

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2015.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,485,525	$—	$—
Short-Term Securities	—	35,325	—
Total	$1,485,525	$35,325	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$952,423

Gross unrealized appreciation	573,260
Gross unrealized depreciation	(4,833)

Net unrealized appreciation	$568,427

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 29, 2015

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2015